Mar. 01, 2025
Knights of Columbus Core Bond Fund
Knights of Columbus Core Bond Fund
Investment Objective
The Knights of Columbus Core Bond Fund (the “Core Bond Fund” or the “Fund”) seeks current income and capital preservation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Knights of Columbus Core Bond Fund	I Shares	Class S Shares
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Knights of Columbus Core Bond Fund		I Shares	Class S Shares
Management Fees		0.40%	0.40%
Shareholder Servicing Fee		none	0.10%
Other Operating Expenses		0.18%	0.18%
Other Expenses		0.18%	0.28%
Total Annual Fund Operating Expenses		0.58%	0.68%
Less Fee Reductions and/or Expense Reimbursements	[1]	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.50%	0.60%
[1]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 0.50% of the average daily net assets of each of the Fund’s share classes until February 28, 2026 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2026.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Knights of Columbus Core Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
I Shares	51	178	316	718
Class S Shares	61	210	371	839

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of this policy, bonds include a variety of fixed income instruments, such as securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, municipal bonds, corporate obligations, residential and commercial mortgage-backed securities, and asset-backed securities. The Fund invests primarily in U.S. issuers and investment-grade securities, but may hold securities that are rated below investment grade (“high yield” or “junk bonds”). The Fund may invest in securities with any maturity or duration.

The Fund seeks to make investment decisions consistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”), and therefore, the Fund is designed to avoid investments in companies that are believed to be involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines. As part of the screening process for the Fund, the Adviser uses information from a third-party environmental, social, and governance research firm and consults with experts to assess the policies and practices of companies based on the criteria set forth in the USCCB Guidelines. Based on such assessments, the Adviser compiles and maintains a list of companies that it determines to be inconsistent with the USCCB Guidelines (the “Restricted Securities List”). The Fund seeks to avoid investments in companies identified through this process. The policies and practices of the companies selected for the Fund are monitored for various issues contemplated by the USCCB Guidelines. If the Adviser becomes aware that the Fund is invested in a company whose policies and practices are inconsistent with the USCCB Guidelines, the Adviser may sell the company’s securities or otherwise exclude future investments in such company. The criteria used to screen out companies for the Fund may be modified from time to time to seek to maintain alignment with any changes to the USCCB Guidelines.

In selecting investments to purchase on behalf of the Fund, the Adviser combines quantitative and qualitative analyses to identify market sectors and individual issuers that the Adviser believes are undervalued in the market. For corporate issuers, the Adviser analyzes the company’s financial statements as well as its prospects for future cash generation, while for mortgage- or asset-backed securities, the Adviser analyzes the quality of the underlying receivables and structural credit enhancements. The Adviser will generally sell a security on behalf of the Fund if the security reaches its estimated fair value or is impacted by an adverse event, or if more attractive alternatives exist.

Principal Risks
Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.kofcassetadvisors.org or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

BEST QUARTER	WORST QUARTER
6.19%	(6.22)%
(12/31/2023)	(03/31/2022)

Average Annual Total Returns for Periods Ended December 31, 2024

This table compares the Fund’s average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for I Shares only. After-tax returns for Class S Shares will vary.

Average Annual Total Returns - Knights of Columbus Core Bond Fund	1 Year	5 Years	Since Inception [1]	Inception Date
I Shares	1.49%	(0.54%)	1.30%	Feb. 27, 2015
I Shares | After Taxes on Distributions	(0.01%)	(1.73%)	0.13%	Feb. 27, 2015
I Shares | After Taxes on Distributions and Sales	0.88%	(0.88%)	0.50%	Feb. 27, 2015
Class S Shares	1.39%	(0.64%)	1.43%	Jul. 14, 2015
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33%)	1.25%	Feb. 27, 2015
[1]	I Shares of the Fund were offered beginning February 27, 2015. Class S Shares of the Fund were offered beginning July 14, 2015. Index comparison begins February 27, 2015.

Knights of Columbus Core Bond Fund | Interest Rate Risk

Interest Rate Risk – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund.

Knights of Columbus Core Bond Fund | Credit Risk

Credit Risk – The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Knights of Columbus Core Bond Fund | Active Management Risk

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Knights of Columbus Core Bond Fund | Catholic Values Investing Risk

Catholic Values Investing Risk – The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) fully with all of the principles contained in the USCCB Guidelines. The process of screening out companies and maintaining the Restricted Securities List that is based on criteria set forth in the USCCB Guidelines relies in part on third-party information or data that may be inaccurate, unavailable or outdated, which could cause the Fund to inadvertently hold securities of companies that conflict with the USCCB Guidelines. For example, to the extent there are changes to the USCCB Guidelines, there could be a significant delay before the changes are fully incorporated into the screening process and reflected in the Restricted Securities List. This may cause the Fund to be invested for a period of time in companies that conflict with the USCCB Guidelines. Although the Fund’s investment approach seeks to identify and screen out companies that are inconsistent with the USCCB Guidelines, investors may differ in their views of what companies fit within this category of investments. As a result, to the extent an investor intends to invest in a manner consistent with the investor’s interpretation of the USCCB Guidelines, an investment in the Fund may fail to achieve such objective.

Knights of Columbus Core Bond Fund | Prepayment and Extension Risk

Prepayment and Extension Risk – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

Knights of Columbus Core Bond Fund | Municipal Bonds Risk

Municipal Bonds Risk – The Fund could be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, bankruptcy, an economic downturn, unfavorable legislation, court rulings or political developments could adversely affect the ability of municipal issuers to repay principal and to make interest payments.

Knights of Columbus Core Bond Fund | Corporate Fixed Income Securities Risk

Corporate Fixed Income Securities Risk – The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Knights of Columbus Core Bond Fund | Mortgage-Backed Securities Risk

Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Knights of Columbus Core Bond Fund | Asset-Backed Securities Risk

Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Knights of Columbus Core Bond Fund | High Yield Bond Risk

High Yield Bond Risk – High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Knights of Columbus Core Bond Fund | Liquidity Risk

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Knights of Columbus Core Bond Fund | Large Purchase and Redemption Risk

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Knights of Columbus Core Bond Fund | U.S. Government Securities Risk

U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Knights of Columbus Core Bond Fund | Risk Lose Money [Member]
You could lose money by investing in the Fund.
Knights of Columbus Core Bond Fund | Risk Not Insured Depository Institution [Member]
A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Knights of Columbus Limited Duration Fund
Knights of Columbus Limited Duration Fund
Investment Objective
The Knights of Columbus Limited Duration Fund (the “Limited Duration Fund” or the “Fund”) seeks current income and capital preservation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Knights of Columbus Limited Duration Fund	I Shares	Class S Shares
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Knights of Columbus Limited Duration Fund		I Shares	Class S Shares
Management Fees		0.40%	0.40%
Shareholder Servicing Fee		none	0.10%
Other Operating Expenses		0.18%	0.18%
Other Expenses		0.18%	0.28%
Total Annual Fund Operating Expenses		0.58%	0.68%
Less Fee Reductions and/or Expense Reimbursements	[1]	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.50%	0.60%
[1]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 0.50% of the average daily net assets of each of the Fund’s share classes until February 28, 2026 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2026.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Knights of Columbus Limited Duration Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
I Shares	51	178	316	718
Class S Shares	61	210	371	839

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of this policy, bonds include a variety of fixed income instruments, such as securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, municipal bonds, corporate obligations, residential and commercial mortgage-backed securities, and asset-backed securities. The Fund invests primarily in U.S. issuers and investment-grade securities, but may hold securities that are rated below investment grade (“high yield” or “junk bonds”).

The Fund may invest in securities with any maturity or duration, but seeks to maintain an average duration similar to that of the Bloomberg 1-3 Year U.S. Government/Credit Index, which generally ranges between zero and three years. Duration measures how changes in interest rates affect the value of a fixed income security. For example, a five-year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. Thus, the longer the duration, the more volatile the security.

The Fund seeks to make investment decisions consistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”), and therefore, the Fund is designed to avoid investments in companies that are believed to be involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines. As part of the screening process for the Fund, the Adviser uses information from a third-party environmental, social, and governance research firm and consults with experts to assess the policies and practices of companies based on the criteria set forth in the USCCB Guidelines. Based on such assessments, the Adviser compiles and maintains a list of companies that it determines to be inconsistent with the USCCB Guidelines (the “Restricted Securities List”). The Fund seeks to avoid investments in companies identified through this process. The policies and practices of the companies selected for the Fund are monitored for various issues contemplated by the USCCB Guidelines. If the Adviser becomes aware that the Fund is invested in a company whose policies and practices are inconsistent with the USCCB Guidelines, the Adviser may sell the company’s securities or otherwise exclude future investments in such company. The criteria used to screen out companies for the Fund may be modified from time to time to seek to maintain alignment with any changes to the USCCB Guidelines.

In selecting investments to purchase on behalf of the Fund, the Adviser combines quantitative and qualitative analyses to identify market sectors and individual issuers that the Adviser believes are undervalued in the market. For corporate issuers, the Adviser analyzes the company’s financial statements as well as its prospects for future cash generation, while for mortgage- or asset-backed securities, the Adviser analyzes the quality of the underlying receivables and structural credit enhancements. The Adviser will generally sell a security on behalf of the Fund if the security reaches its estimated fair value or is impacted by an adverse event, or if more attractive alternatives exist.

Principal Risks
Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.kofcassetadvisors.org or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

BEST QUARTER	WORST QUARTER
3.60%	(2.40)%
(06/30/2020)	(03/31/2022)

Average Annual Total Returns for Periods Ended December 31, 2024

This table compares the Fund’s average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad based index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for I Shares only. After-tax returns for Class S Shares will vary.

Average Annual Total Returns - Knights of Columbus Limited Duration Fund		1 Year	5 Years	Since Inception [1]	Inception Date
I Shares		4.43%	1.61%	1.65%	Feb. 27, 2015
I Shares | After Taxes on Distributions		2.69%	0.69%	0.82%	Feb. 27, 2015
I Shares | After Taxes on Distributions and Sales		2.61%	0.84%	0.90%	Feb. 27, 2015
Class S Shares		4.30%	1.49%	1.61%	Jul. 14, 2015
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[2]	1.25%	(0.33%)	1.25%	Feb. 27, 2015
Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses or taxes)	[2]	4.36%	1.58%	1.61%	Feb. 27, 2015
[1]	I Shares of the Fund were offered beginning February 27, 2015. Class S Shares of the Fund were offered beginning July 14, 2015. Index comparison begins February 27, 2015.
[2]	Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the Bloomberg 1-3 Year US Government/Credit Index to the Bloomberg US Aggregate Bond Index.

Knights of Columbus Limited Duration Fund | Interest Rate Risk

Interest Rate Risk – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Rising interest rates tend to cause the prices of fixed income securities (especially those with lower credit qualities) and the Fund’s share price to fall. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund.

Knights of Columbus Limited Duration Fund | Credit Risk

Credit Risk – The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Knights of Columbus Limited Duration Fund | Active Management Risk

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Knights of Columbus Limited Duration Fund | Catholic Values Investing Risk

Catholic Values Investing Risk – The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) fully with all of the principles contained in the USCCB Guidelines. The process of screening out companies and maintaining the Restricted Securities List that is based on criteria set forth in the USCCB Guidelines relies in part on third-party information or data that may be inaccurate, unavailable or outdated, which could cause the Fund to inadvertently hold securities of companies that conflict with the USCCB Guidelines. For example, to the extent there are changes to the USCCB Guidelines, there could be a significant delay before the changes are fully incorporated into the screening process and reflected in the Restricted Securities List. This may cause the Fund to be invested for a period of time in companies that conflict with the USCCB Guidelines. Although the Fund’s investment approach seeks to identify and screen out companies that are inconsistent with the USCCB Guidelines, investors may differ in their views of what companies fit within this category of investments. As a result, to the extent an investor intends to invest in a manner consistent with the investor’s interpretation of the USCCB Guidelines, an investment in the Fund may fail to achieve such objective.

Knights of Columbus Limited Duration Fund | Prepayment and Extension Risk

Prepayment and Extension Risk – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

Knights of Columbus Limited Duration Fund | Municipal Bonds Risk

Municipal Bonds Risk – The Fund could be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, bankruptcy, an economic downturn, unfavorable legislation, court rulings or political developments could adversely affect the ability of municipal issuers to repay principal and to make interest payments.

Knights of Columbus Limited Duration Fund | Corporate Fixed Income Securities Risk

Corporate Fixed Income Securities Risk – The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Knights of Columbus Limited Duration Fund | Mortgage-Backed Securities Risk

Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Knights of Columbus Limited Duration Fund | Asset-Backed Securities Risk

Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Knights of Columbus Limited Duration Fund | High Yield Bond Risk

High Yield Bond Risk – High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Knights of Columbus Limited Duration Fund | Liquidity Risk

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Knights of Columbus Limited Duration Fund | Large Purchase and Redemption Risk

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Knights of Columbus Limited Duration Fund | U.S. Government Securities Risk

U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Knights of Columbus Limited Duration Fund | Risk Lose Money [Member]
You could lose money by investing in the Fund.
Knights of Columbus Limited Duration Fund | Risk Not Insured Depository Institution [Member]
A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Knights of Columbus Large Cap Growth Fund
Knights of Columbus Large Cap Growth Fund
Investment Objective
The Knights of Columbus Large Cap Growth Fund (the “Large Cap Growth Fund” or the “Fund”) seeks long-term capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Knights of Columbus Large Cap Growth Fund	I Shares	Class S Shares
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Knights of Columbus Large Cap Growth Fund		I Shares	Class S Shares
Management Fees		0.60%	0.60%
Shareholder Servicing Fee		none	0.10%
Other Operating Expenses		0.16%	0.16%
Other Expenses		0.16%	0.26%
Total Annual Fund Operating Expenses	[1]	0.76%	0.86%
[1]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 0.90% of the average daily net assets of each of the Fund’s share classes until February 28, 2026 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2026.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Knights of Columbus Large Cap Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
I Shares	78	243	422	942
Class S Shares	88	274	477	1,061

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of this policy, a large-capitalization company is a company with a market capitalization within the range of the Bloomberg 1000 Growth Total Return Index at the time of initial purchase. While the market capitalization range of the Bloomberg 1000 Growth Total Return Index changes throughout the year, as of December 31, 2024, the market capitalization range of the Bloomberg 1000 Growth Total Return Index was between approximately $2.3 billion and $3.8 trillion. The equity securities in which the Fund invests are primarily common stocks of U.S. companies. From time to time, the Fund may focus its investments in a particular sector, including the information technology sector.

The Fund seeks to make investment decisions consistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”), and therefore, the Fund is designed to avoid investments in companies that are believed to be involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines. As part of the screening process for the Fund, the Adviser uses information from a third-party environmental, social, and governance research firm and consults with experts to assess the policies and practices of companies based on the criteria set forth in the USCCB Guidelines. Based on such assessments, the Adviser compiles and maintains a list of companies that it determines to be inconsistent with the USCCB Guidelines (the “Restricted Securities List”). The Fund seeks to avoid investments in companies identified through this process. The policies and practices of the companies selected for the Fund are monitored for various issues contemplated by the USCCB Guidelines. If the Adviser becomes aware that the Fund is invested in a company whose policies and practices are inconsistent with the USCCB Guidelines, the Adviser may sell the company’s securities or otherwise exclude future investments in such company. The criteria used to screen out companies for the Fund may be modified from time to time to seek to maintain alignment with any changes to the USCCB Guidelines.

In selecting investments for the Fund, the Adviser combines quantitative and qualitative analyses that together seek to identify companies that have above-average investment potential. The quantitative process begins with understanding the market regime or investment environment. Factor exposures used by the quantitative models are tilted to areas that are believed will perform best within a specific environment. Four “super-factors” (Valuation, Growth and Profitability, Quality and Investor Sentiment) are then applied to the broad universe. By combining these factors, the investable universe is ranked by decile (1 = attractive, 10 = unattractive). The “buyable” universe for the Fund generally includes the top three deciles, or the most statistically attractive companies, and the weighted average rank of securities held in the Fund are within the top three deciles.

Fundamental research is conducted on the buyable universe to assess criteria that are difficult to quantify. The portfolio management and fundamental analyst teams construct the portfolio with only highly ranked companies. Risk is measured and monitored throughout the research and portfolio management process in different ways, including active risk to the benchmark, individual stock contribution to that active risk and sector/industry group/individual stock exposure risks. The Adviser will generally sell a stock on behalf of the Fund if the stock experiences a rankings decline or extreme price movements, or for risk management purposes.

Due to its investment strategy, the Fund may buy and sell securities frequently. The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Principal Risks
Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and more narrowly based indexes with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.kofcassetadvisors.org or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

BEST QUARTER	WORST QUARTER
27.75%	(19.35)%
(06/30/2020)	(06/30/2022)

Average Annual Total Returns for Periods Ended December 31, 2024

This table compares the Fund’s average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad based index and more narrowly based indexes with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for I Shares only. After-tax returns for Class S Shares will vary.

Average Annual Total Returns - Knights of Columbus Large Cap Growth Fund		1 Year	5 Years	Since Inception [1]	Inception Date
I Shares		27.87%	14.09%	12.12%	Feb. 27, 2015
I Shares | After Taxes on Distributions		27.66%	12.93%	11.03%	Feb. 27, 2015
I Shares | After Taxes on Distributions and Sales		16.65%	11.01%	9.70%	Feb. 27, 2015
Class S Shares		27.72%	13.99%	12.28%	Jul. 14, 2015
Bloomberg U.S. 1000 Total Return Index (reflects no deduction for fees, expenses or taxes)	[2]	24.23%	14.16%	12.70%	Feb. 27, 2015
Bloomberg 1000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)	[2]	28.88%	16.86%	14.93%	Feb. 27, 2015
Bloomberg 1000 Catholic Values Growth Factor Total Return Index (reflects no deduction for fees, expenses or taxes)	[3]	30.55%			Feb. 27, 2015
[1]	I Shares of the Fund were offered beginning February 27, 2015. Class S Shares of the Fund were offered beginning July 14, 2015. Index comparison begins February 27, 2015.
[2]	Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the Bloomberg 1000 Growth Total Return Index to the Bloomberg U.S. 1000 Total Return Index.
[3]	The inception date of the Bloomberg 1000 Catholic Values Growth Factor Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021.

Knights of Columbus Large Cap Growth Fund | Active Management Risk

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Knights of Columbus Large Cap Growth Fund | Catholic Values Investing Risk

Catholic Values Investing Risk – The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) fully with all of the principles contained in the USCCB Guidelines. The process of screening out companies and maintaining the Restricted Securities List that is based on criteria set forth in the USCCB Guidelines relies in part on third-party information or data that may be inaccurate, unavailable or outdated, which could cause the Fund to inadvertently hold securities of companies that conflict with the USCCB Guidelines. For example, to the extent there are changes to the USCCB Guidelines, there could be a significant delay before the changes are fully incorporated into the screening process and reflected in the Restricted Securities List. This may cause the Fund to be invested for a period of time in companies that conflict with the USCCB Guidelines. Although the Fund’s investment approach seeks to identify and screen out companies that are inconsistent with the USCCB Guidelines, investors may differ in their views of what companies fit within this category of investments. As a result, to the extent an investor intends to invest in a manner consistent with the investor’s interpretation of the USCCB Guidelines, an investment in the Fund may fail to achieve such objective.

Knights of Columbus Large Cap Growth Fund | Large Purchase and Redemption Risk

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Knights of Columbus Large Cap Growth Fund | Equity Risk

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Knights of Columbus Large Cap Growth Fund | Investment Style Risk [Member]

Investment Style Risk – The Adviser’s growth investment style may increase the risks of investing in the Fund. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly when it appears that those expectations will not be met. In addition, a growth investing style may go in and out of favor over time, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Knights of Columbus Large Cap Growth Fund | Information Technology Sector Risk [Member]

Information Technology Sector Risk — Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Knights of Columbus Large Cap Growth Fund | Large Capitalization Company Risk [Member]

Large-Capitalization Company Risk – The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.

Knights of Columbus Large Cap Growth Fund | Risk Nondiversified Status [Member]

Non-Diversified Risk – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Knights of Columbus Large Cap Growth Fund | Quantitative Investing Risk [Member]

Quantitative Investing Risk – There is no guarantee that a quantitative model or algorithm used by the Adviser, and the investments selected based on the model or algorithm, will perform as expected or produce the desired results. The Fund may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Adviser’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm.

Knights of Columbus Large Cap Growth Fund | Portfolio Turnover Risk

Portfolio Turnover Risk – Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Knights of Columbus Large Cap Growth Fund | Risk Lose Money [Member]
You could lose money by investing in the Fund.
Knights of Columbus Large Cap Growth Fund | Risk Not Insured Depository Institution [Member]
A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Knights of Columbus Large Cap Value Fund
Knights of Columbus Large Cap Value Fund
Investment Objective
The Knights of Columbus Large Cap Value Fund (the “Large Cap Value Fund” or the “Fund”) seeks long-term capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Knights of Columbus Large Cap Value Fund	I Shares	Class S Shares
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Knights of Columbus Large Cap Value Fund		I Shares	Class S Shares
Management Fees		0.60%	0.60%
Shareholder Servicing Fee		none	0.10%
Other Operating Expenses		0.16%	0.16%
Other Expenses		0.16%	0.26%
Total Annual Fund Operating Expenses	[1]	0.76%	0.86%
[1]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 0.90% of the average daily net assets of each of the Fund’s share classes until February 28, 2026 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2026.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Knights of Columbus Large Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
I Shares	78	243	422	942
Class S Shares	88	274	477	1,061

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of this policy, a large-capitalization company is a company with a market capitalization within the range of the Bloomberg 1000 Value Total Return Index at the time of initial purchase. While the market capitalization range of the Bloomberg 1000 Value Total Return Index changes throughout the year, as of December 31, 2024, the market capitalization range of the Bloomberg 1000 Value Total Return Index was between approximately $2.1 million and $978 billion. The equity securities in which the Fund invests are primarily common stocks of U.S. companies.

The Fund seeks to make investment decisions consistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”), and therefore, the

Fund is designed to avoid investments in companies that are believed to be involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines. As part of the screening process for the Fund, the Adviser uses information from a third-party environmental, social, and governance research firm and consults with experts to assess the policies and practices of companies based on the criteria set forth in the USCCB Guidelines. Based on such assessments, the Adviser compiles and maintains a list of companies that it determines to be inconsistent with the USCCB Guidelines (the “Restricted Securities List”). The Fund seeks to avoid investments in companies identified through this process. The policies and practices of the companies selected for the Fund are monitored for various issues contemplated by the USCCB Guidelines. If the Adviser becomes aware that the Fund is invested in a company whose policies and practices are inconsistent with the USCCB Guidelines, the Adviser may sell the company’s securities or otherwise exclude future investments in such company. The criteria used to screen out companies for the Fund may be modified from time to time to seek to maintain alignment with any changes to the USCCB Guidelines.

In selecting investments for the Fund, the Adviser combines quantitative and qualitative analyses that together seek to identify companies that have above-average investment potential. The quantitative process begins with understanding the market regime or investment environment. Factor exposures used by the quantitative models are tilted to areas that are believed will perform best within a specific environment. Four “super-factors” (Valuation, Growth and Profitability, Quality and Investor Sentiment) are then applied to the broad universe. By combining these factors, the investable universe is ranked by decile (1 = attractive, 10 = unattractive). The “buyable” universe for the Fund generally includes the top three deciles, or the most statistically attractive companies, and the weighted average rank of securities held in the Fund are within the top three deciles.

Fundamental research is conducted on the buyable universe to assess criteria that are difficult to quantify. The portfolio management and fundamental analyst teams construct the portfolio with only highly ranked companies. Risk is measured and monitored throughout the research and portfolio management process in different ways, including active risk to the benchmark, individual stock contribution to that active risk and sector/industry group/individual stock exposure risks. The Adviser will generally sell a stock on behalf of the Fund if the stock experiences a rankings decline or extreme price movements, or for risk management purposes.

Principal Risks
Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and more narrowly based indexes with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.kofcassetadvisors.org or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

BEST QUARTER	WORST QUARTER
15.64%	(28.28)%
(06/30/2020)	(03/31/2020)

Average Annual Total Returns for Periods Ended December 31, 2024

This table compares the Fund’s average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad based index and more narrowly based indexes with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for I Shares only. After-tax returns for Class S Shares will vary.

Average Annual Total Returns - Knights of Columbus Large Cap Value Fund		1 Year	5 Years	Since Inception [1]	Inception Date
I Shares		19.16%	10.10%	9.40%	Feb. 27, 2015
I Shares | After Taxes on Distributions		16.65%	8.88%	8.42%	Feb. 27, 2015
I Shares | After Taxes on Distributions and Sales		13.10%	7.82%	7.47%	Feb. 27, 2015
Class S Shares		19.04%	9.99%	9.72%	Jul. 14, 2015
Bloomberg U.S. 1000 Total Return Index (reflects no deduction for fees, expenses or taxes)	[2]	24.23%	14.16%	12.70%	Feb. 27, 2015
Bloomberg 1000 Value Total Return Index (reflects no deduction for fees, expenses or taxes)	[2]	13.63%	9.23%	9.12%	Feb. 27, 2015
Bloomberg 1000 Catholic Values Value Factor Total Return Index (reflects no deduction for fees, expenses or taxes)	[3]	15.21%			Sep. 09, 2021
[1]	I Shares of the Fund were offered beginning February 27, 2015. Class S Shares of the Fund were offered beginning July 14, 2015. Index comparison begins February 27, 2015.
[2]	Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the Bloomberg 1000 Value Total Return Index to the Bloomberg U.S. 1000 Total Return Index.
[3]	The inception date of the Bloomberg 1000 Catholic Values Value Factor Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021.

Knights of Columbus Large Cap Value Fund | Active Management Risk

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Knights of Columbus Large Cap Value Fund | Catholic Values Investing Risk

Catholic Values Investing Risk – The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) fully with all of the principles contained in the USCCB Guidelines. The process of screening out companies and maintaining the Restricted Securities List that is based on criteria set forth in the USCCB Guidelines relies in part on third-party information or data that may be inaccurate, unavailable or outdated, which could cause the Fund to inadvertently hold securities of companies that conflict with the USCCB Guidelines. For example, to the extent there are changes to the USCCB Guidelines, there could be a significant delay before the changes are fully incorporated into the screening process and reflected in the Restricted Securities List. This may cause the Fund to be invested for a period of time in companies that conflict with the USCCB Guidelines. Although the Fund’s investment approach seeks to identify and screen out companies that are inconsistent with the USCCB Guidelines, investors may differ in their views of what companies fit within this category of investments. As a result, to the extent an investor intends to invest in a manner consistent with the investor’s interpretation of the USCCB Guidelines, an investment in the Fund may fail to achieve such objective.

Knights of Columbus Large Cap Value Fund | Large Purchase and Redemption Risk

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Knights of Columbus Large Cap Value Fund | Equity Risk

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Knights of Columbus Large Cap Value Fund | Investment Style Risk [Member]

Investment Style Risk – The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Knights of Columbus Large Cap Value Fund | Large Capitalization Company Risk [Member]

Large-Capitalization Company Risk – The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.

Knights of Columbus Large Cap Value Fund | Quantitative Investing Risk [Member]

Quantitative Investing Risk – There is no guarantee that a quantitative model or algorithm used by the Adviser, and the investments selected based on the model or algorithm, will perform as expected or produce the desired results. The Fund may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Adviser’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm.

Knights of Columbus Large Cap Value Fund | Risk Lose Money [Member]
You could lose money by investing in the Fund.
Knights of Columbus Large Cap Value Fund | Risk Not Insured Depository Institution [Member]
A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Knights of Columbus Small Cap Fund
Knights of Columbus Small Cap Fund
Investment Objective
The Knights of Columbus Small Cap Fund (the “Small Cap Fund” or the “Fund”) seeks long-term capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Knights of Columbus Small Cap Fund	I Shares	Class S Shares
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Knights of Columbus Small Cap Fund		I Shares	Class S Shares
Management Fees		0.73%	0.73%
Shareholder Servicing Fee		none	0.10%
Other Operating Expenses		0.17%	0.17%
Other Expenses		0.17%	0.27%
Total Annual Fund Operating Expenses	[1]	0.90%	1.00%
[1]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 1.05% of the average daily net assets of each of the Fund’s share classes until February 28, 2026 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2026.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Knights of Columbus Small Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
I Shares	92	287	498	1,108
Class S Shares	102	318	552	1,225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of this policy, a small-capitalization company is a company with a market capitalization within the range of the Bloomberg 2000 Total Return Index at the time of initial purchase. While the market capitalization range of the Bloomberg 2000 Total Return Index changes throughout the year, as of December 31, 2024, the market capitalization range of the Bloomberg 2000 Total Return Index was between approximately $18 million and $21 billion. The equity securities in which the Fund invests are primarily common stocks of U.S. companies.

The Fund seeks to make investment decisions consistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”), and therefore, the

Fund is designed to avoid investments in companies that are believed to be involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines. As part of the screening process for the Fund, the Adviser uses information from a third-party environmental, social, and governance research firm and consults with experts to assess the policies and practices of companies based on the criteria set forth in the USCCB Guidelines. Based on such assessments, the Adviser compiles and maintains a list of companies that it determines to be inconsistent with the USCCB Guidelines (the “Restricted Securities List”). The Fund seeks to avoid investments in companies identified through this process. The policies and practices of the companies selected for the Fund are monitored for various issues contemplated by the USCCB Guidelines. If the Adviser becomes aware that the Fund is invested in a company whose policies and practices are inconsistent with the USCCB Guidelines, the Adviser may sell the company’s securities or otherwise exclude future investments in such company. The criteria used to screen out companies for the Fund may be modified from time to time to seek to maintain alignment with any changes to the USCCB Guidelines.

In selecting investments for the Fund, the Adviser combines quantitative and qualitative analyses that together seek to identify companies that have above-average investment potential. The quantitative process begins with understanding the market regime or investment environment. Factor exposures used by the quantitative models are tilted to areas that are believed will perform best within a specific environment. Four “super-factors” (Valuation, Growth and Profitability, Quality and Investor Sentiment) are then applied to the broad universe. By combining these factors, the investable universe is ranked by decile (1 = attractive, 10 = unattractive). The “buyable” universe for the Fund generally includes the top three deciles, or the most statistically attractive companies, and the weighted average rank of securities held in the Fund are within the top three deciles.

Fundamental research is conducted on the buyable universe to assess criteria that are difficult to quantify. The portfolio management and fundamental analyst teams construct the portfolio with only highly ranked companies. Risk is measured and monitored throughout the research and portfolio management process in different ways, including active risk to the benchmark, individual stock contribution to that active risk and sector/industry group/individual stock exposure risks. The Adviser will generally sell a stock on behalf of the Fund if the stock experiences a rankings decline or extreme price movements, or for risk management purposes.

Principal Risks
Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and more narrowly based indexes with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.kofcassetadvisors.org or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

BEST QUARTER	WORST QUARTER
25.57%	(32.64)%
(12/31/2020)	(03/31/2020)

Average Annual Total Returns for Periods Ended December 31, 2024

This table compares the Fund’s average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad based index and more narrowly based indexes with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for I Shares only. After-tax returns for Class S Shares will vary.

Average Annual Total Returns - Knights of Columbus Small Cap Fund		1 Year	5 Years	Since Inception [1]	Inception Date
I Shares		15.26%	8.43%	7.18%	Feb. 27, 2015
I Shares | After Taxes on Distributions		13.05%	7.24%	6.12%	Feb. 27, 2015
I Shares | After Taxes on Distributions and Sales		10.62%	6.54%	5.58%	Feb. 27, 2015
Class S Shares		15.17%	8.34%	6.77%	Jul. 14, 2015
Bloomberg U.S. 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)	[2]	23.58%	13.84%	12.41%	Feb. 27, 2015
Bloomberg 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)	[2]	11.95%	8.75%	8.22%	Feb. 27, 2015
Bloomberg 2000 Catholic Values Total Return Index (reflects no deduction for fees, expenses or taxes)	[3]	12.14%			Sep. 09, 2021
[1]	I Shares of the Fund were offered beginning February 27, 2015. Class S Shares of the Fund were offered beginning July 14, 2015. Index comparison begins February 27, 2015.
[2]	Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the Bloomberg 2000 Total Return Index to the Bloomberg U.S. 3000 Total Return Index.
[3]	The inception date of the Bloomberg 2000 Catholic Values Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021.

Knights of Columbus Small Cap Fund | Active Management Risk

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Knights of Columbus Small Cap Fund | Catholic Values Investing Risk

Catholic Values Investing Risk – The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) fully with all of the principles contained in the USCCB Guidelines. The process of screening out companies and maintaining the Restricted Securities List that is based on criteria set forth in the USCCB Guidelines relies in part on third-party information or data that may be inaccurate, unavailable or outdated, which could cause the Fund to inadvertently hold securities of companies that conflict with the USCCB Guidelines. For example, to the extent there are changes to the USCCB Guidelines, there could be a significant delay before the changes are fully incorporated into the screening process and reflected in the Restricted Securities List. This may cause the Fund to be invested for a period of time in companies that conflict with the USCCB Guidelines. Although the Fund’s investment approach seeks to identify and screen out companies that are inconsistent with the USCCB Guidelines, investors may differ in their views of what companies fit within this category of investments. As a result, to the extent an investor intends to invest in a manner consistent with the investor’s interpretation of the USCCB Guidelines, an investment in the Fund may fail to achieve such objective.

Knights of Columbus Small Cap Fund | Large Purchase and Redemption Risk

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Knights of Columbus Small Cap Fund | Equity Risk

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Knights of Columbus Small Cap Fund | Quantitative Investing Risk [Member]

Quantitative Investing Risk – There is no guarantee that a quantitative model or algorithm used by the Adviser, and the investments selected based on the model or algorithm, will perform as expected or produce the desired results. The Fund may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Adviser’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm.

Knights of Columbus Small Cap Fund | Small Capitalization Company Risk [Member]

Small-Capitalization Company Risk – The small-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Knights of Columbus Small Cap Fund | Risk Lose Money [Member]
You could lose money by investing in the Fund.
Knights of Columbus Small Cap Fund | Risk Not Insured Depository Institution [Member]
A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Knights of Columbus International Equity Fund
Knights of Columbus International Equity Fund
Investment Objective
The Knights of Columbus International Equity Fund (the “International Equity Fund” or the “Fund”) seeks long-term capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Knights of Columbus International Equity Fund	I Shares	Class S Shares
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Knights of Columbus International Equity Fund	I Shares	Class S Shares
Management Fees	0.90%	0.90%
Shareholder Servicing Fee	none	0.10%
Other Operating Expenses	0.18%	0.18%
Other Expenses	0.20%	0.30%
Acquired Fund Fees and Expenses (“AFFE”)	0.02%	0.02%
Total Annual Fund Operating Expenses	1.10%	1.20%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Knights of Columbus International Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
I Shares	112	350	606	1,340
Class S Shares	122	381	660	1,455

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. The equity securities in which the Fund invests are primarily common stocks, but may also include American Depositary Receipts (“ADRs”), which are traded on U.S. exchanges and represent an ownership in a foreign security. The Fund may invest in securities of companies with any market capitalization.

Under normal market conditions, the Fund will invest in at least three countries, including the United States, and at least 40% of its assets will be invested in non-U.S. companies, in both developed and emerging market countries. For purposes of this policy, a company is considered to be a non-U.S. company if: (i) 50% of the company’s assets are located outside of the United States; (ii) 50% of the company’s revenues are generated outside of the United States; or (iii) the company maintains its principal place of business outside of the United States.

The Fund seeks to make investment decisions consistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”), and therefore, the Fund is designed to avoid investments in companies that are believed to be involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines. As part of the screening process for the Fund, the Adviser uses information from a third-party environmental, social, and governance research firm and consults with experts to assess the policies and practices of companies based on the criteria set forth in the USCCB Guidelines. Based on such assessments, the Adviser compiles and maintains a list of companies that it determines to be inconsistent with the USCCB Guidelines (the “Restricted Securities List”). The Fund seeks to avoid investments in companies identified through this process. The policies and practices of the companies selected for the Fund are monitored for various issues contemplated by the USCCB Guidelines. If the Adviser becomes aware that the Fund is invested in a company whose policies and practices are inconsistent with the USCCB Guidelines, the Adviser may sell the company’s securities or otherwise exclude future investments in such company. The criteria used to screen out companies for the Fund may be modified from time to time to seek to maintain alignment with any changes to the USCCB Guidelines.

In selecting investments for the Fund, the Adviser combines quantitative and qualitative analyses that together seek to identify companies that have above-average investment potential. The Adviser first ranks the individual stocks in which the Fund may invest through the use of models that incorporate multiple fundamental factors, with the weightings of the factors in the models varying in relation to the stock’s sector and region and the current market environment. The Adviser then evaluates highly-ranked securities for purchase based on fundamental data and macroeconomic considerations, while managing the Fund’s exposures to sectors and regions to ensure broad diversification. The Adviser will generally sell a stock on behalf of the Fund if the stock experiences a rankings decline or extreme price movements, or for risk management purposes.

Principal Risks
Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.kofcassetadvisors.org or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

BEST QUARTER	WORST QUARTER
18.30%	(24.61)%
(12/31/2020)	(03/31/2020)

Average Annual Total Returns for Periods Ended December 31, 2024

This table compares the Fund’s average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad based index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for I Shares only. After-tax returns for Class S Shares will vary.

Average Annual Total Returns - Knights of Columbus International Equity Fund		1 Year	5 Years	Since Inception [1]	Inception Date
I Shares		7.57%	4.61%	5.19%	Feb. 27, 2015
I Shares | After Taxes on Distributions		7.19%	3.95%	4.61%	Feb. 27, 2015
I Shares | After Taxes on Distributions and Sales		5.19%	3.74%	4.19%	Feb. 27, 2015
Class S Shares		7.39%	4.49%	5.37%	Jul. 14, 2015
Bloomberg World ex-US Large-Mid Total Return Index (reflects no deduction for fees, expenses or taxes)		6.41%	4.67%	4.98%	Feb. 27, 2015
Bloomberg World ex-US Catholic Values Large & Mid Cap Total Return Index (reflects no deduction for fees, expenses or taxes)	[2]	6.55%			Sep. 09, 2021
[1]	I Shares of the Fund were offered beginning February 27, 2015. Class S Shares of the Fund were offered beginning July 14, 2015. Index comparison begins February 27, 2015.
[2]	The inception date of the Bloomberg World ex-US Catholic Values Large & Mid Cap Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021.

Knights of Columbus International Equity Fund | Active Management Risk

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Knights of Columbus International Equity Fund | Catholic Values Investing Risk

Catholic Values Investing Risk – The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) fully with all of the principles contained in the USCCB Guidelines. The process of screening out companies and maintaining the Restricted Securities List that is based on criteria set forth in the USCCB Guidelines relies in part on third-party information or data that may be inaccurate, unavailable or outdated, which could cause the Fund to inadvertently hold securities of companies that conflict with the USCCB Guidelines. For example, to the extent there are changes to the USCCB Guidelines, there could be a significant delay before the changes are fully incorporated into the screening process and reflected in the Restricted Securities List. This may cause the Fund to be invested for a period of time in companies that conflict with the USCCB Guidelines. Although the Fund’s investment approach seeks to identify and screen out companies that are inconsistent with the USCCB Guidelines, investors may differ in their views of what companies fit within this category of investments. As a result, to the extent an investor intends to invest in a manner consistent with the investor’s interpretation of the USCCB Guidelines, an investment in the Fund may fail to achieve such objective.

Knights of Columbus International Equity Fund | Large Purchase and Redemption Risk

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Knights of Columbus International Equity Fund | Equity Risk

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Knights of Columbus International Equity Fund | Quantitative Investing Risk [Member]

Quantitative Investing Risk – There is no guarantee that a quantitative model or algorithm used by the Adviser, and the investments selected based on the model or algorithm, will perform as expected or produce the desired results. The Fund may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Adviser’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm.

Knights of Columbus International Equity Fund | Foreign Company Risk

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Knights of Columbus International Equity Fund | Emerging Markets Securities Risk

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Knights of Columbus International Equity Fund | Foreign Currency Risk

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Knights of Columbus International Equity Fund | Risk Lose Money [Member]
You could lose money by investing in the Fund.
Knights of Columbus International Equity Fund | Risk Not Insured Depository Institution [Member]
A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Knights of Columbus Long/Short Equity Fund
Knights of Columbus Long/Short Equity Fund
Investment Objective
The Knights of Columbus Long/Short Equity Fund (the “Long/Short Equity Fund” or the “Fund”) seeks long-term capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Knights of Columbus Long/Short Equity Fund	I Shares	Class S Shares
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Knights of Columbus Long/Short Equity Fund		I Shares	Class S Shares
Management Fees		1.25%	1.25%
Shareholder Servicing Fee		none	0.20%
Other Operating Expenses		0.35%	0.35%
Other Operating Expenses		0.21%	0.21%
Other Expenses		0.60%	0.80%
Acquired Fund Fees and Expenses (“AFFE”)		0.04%	0.04%
Total Annual Fund Operating Expenses	[1]	1.85%	2.05%
[1]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, Dividend and Interest Expenses on Securities Sold Short, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 1.50% of the average daily net assets of each of the Fund’s share classes until February 28, 2026 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2026.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Knights of Columbus Long/Short Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
I Shares	188	582	1,001	2,169
Class S Shares	208	643	1,103	2,379

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in long and short positions in equity securities. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders.

The equity securities in which the Fund invests are primarily common stocks of large-capitalization U.S. companies and derivatives with economic characteristics similar to such securities. The Fund considers a large-capitalization company to be a company with a market capitalization above the 70th percentile of the market capitalization of companies listed on the New York Stock Exchange (“NYSE”) (approximately $11.2 billion as of January 31, 2025).

The Fund takes long and short positions in equity securities. A long position arises where the Fund holds a security in its portfolio or maintains a position through a derivative instrument that provides economic exposure similar to direct ownership of the security. Short positions generally involve selling a security not held within the portfolio in anticipation that the security’s price will decline or entering into a derivative instrument that provides economic exposure similar to a short sale of the security. To complete a short sale transaction, the Fund typically must borrow the stock to make delivery to the buyer. The Fund then would be obligated to replace the stock borrowed by purchasing the stock at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the stock was sold short by the Fund. The Fund will be managed with a net long exposure bias, but has the ability to have net short exposure. The Fund may hold a substantial portion of its total assets in cash when it holds significant short positions.

In addition to investing in derivatives to take long and short positions, the Fund may also invest in derivatives for hedging or risk management purposes. The derivatives in which the Fund principally invests are options and swaps.

The Fund seeks to make investment decisions consistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”), and therefore, the Fund is designed to avoid investments in companies that are believed to be involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines. As part of the screening process for the Fund, the Adviser uses information from a third-party environmental, social, and governance research firm and consults with experts to assess the policies and practices of companies based on the criteria set forth in the USCCB Guidelines. Based on such assessments, the Adviser compiles and maintains a list of companies that it determines to be inconsistent with the USCCB Guidelines (the “Restricted Securities List”). The Fund seeks to avoid investments in companies identified through this process. The policies and practices of the companies selected for the Fund are monitored for various issues contemplated by the USCCB Guidelines. If L2 Asset Management, LLC (“L2 Asset Management” or the “Sub-Adviser”), the Fund’s sub-adviser, becomes aware that the Fund is invested in a company whose policies and practices are inconsistent with the USCCB Guidelines, the Sub-Adviser may sell the company’s securities or otherwise exclude future investments in such company. Although the Fund is designed to avoid taking long positions in the equity securities of such companies, the Fund may, consistent with the USCCB Guidelines, take short positions in the equity securities of such companies. The criteria used to screen out companies for the Fund may be modified from time to time to seek to maintain alignment with any changes to the USCCB Guidelines.

In selecting investments to buy and sell for the Fund, the Sub-Adviser utilizes a hybrid quantitative and fundamental investment process to seek to identify atypically high-quality companies for their level of market valuation. Stocks are evaluated by the Sub-Adviser on many variables that can be classified broadly into various categories, including “valuation” and “earnings quality.” “Valuation” contains traditional measures such as the dividend-to-price ratio and the earnings-to-price ratio, and “earnings quality” is used to assess the quality of earnings using measures such as accounting accruals and inventory turnover. Other variables focus on measures of analysts’ forecasts, balance sheet quality, market movements and return patterns including short and long-term price momentum. The Fund may focus its investments in one or more sectors.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Principal Risks
Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Class S Shares had not commenced operations as of the date of this prospectus. Therefore, performance information for Class S Shares is not presented. Class S Shares would have substantially similar performance as I Shares because the shares are invested in the same portfolio of securities and the returns would generally differ only to the extent that expenses of Class S Shares are higher than the expenses of I Shares, in which case the returns for Class S Shares would be lower than those of I Shares.

Updated performance information is available on the Fund’s website at www.kofcassetadvisors.org or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

BEST QUARTER	WORST QUARTER
6.97%	(9.66)%
(03/31/2021)	(03/31/2020)

Average Annual Total Returns for Periods Ended December 31, 2024

This table compares the Fund’s average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns - Knights of Columbus Long/Short Equity Fund		1 Year	5 Years	Since Inception	Inception Date
I Shares		15.09%	6.29%	6.23%	Dec. 02, 2019
I Shares | After Taxes on Distributions		14.06%	5.41%	5.36%	Dec. 02, 2019
I Shares | After Taxes on Distributions and Sales		9.01%	4.58%	4.53%	Dec. 02, 2019
Bloomberg U.S. 1000 Total Return Index (reflects no deduction for fees, expenses or taxes)	[1]	24.23%	14.16%	14.74%	Dec. 02, 2019
HFRX Equity Market Neutral Index (reflects no deduction for fees, expenses or taxes)	[1]	7.21%	1.63%	1.46%	Dec. 02, 2019
[1]	Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the HFRX Equity Market Neutral Index to the Bloomberg U.S. 1000 Total Return Index.

Knights of Columbus Long/Short Equity Fund | Active Management Risk

Active Management Risk – The Fund is subject to the risk that the Adviser’s or the Sub-Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Knights of Columbus Long/Short Equity Fund | Catholic Values Investing Risk

Catholic Values Investing Risk – The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) fully with all of the principles contained in the USCCB Guidelines. The process of screening out companies and maintaining the Restricted Securities List that is based on criteria set forth in the USCCB Guidelines relies in part on third-party information or data that may be inaccurate, unavailable or outdated, which could cause the Fund to inadvertently hold securities of companies that conflict with the USCCB Guidelines. For example, to the extent there are changes to the USCCB Guidelines, there could be a significant delay before the changes are fully incorporated into the screening process and reflected in the Restricted Securities List. This may cause the Fund to be invested for a period of time in companies that conflict with the USCCB Guidelines. Although the Fund’s investment approach seeks to identify and screen out companies that are inconsistent with the USCCB Guidelines, investors may differ in their views of what companies fit within this category of investments. As a result, to the extent an investor intends to invest in a manner consistent with the investor’s interpretation of the USCCB Guidelines, an investment in the Fund may fail to achieve such objective.

Knights of Columbus Long/Short Equity Fund | Large Purchase and Redemption Risk

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Knights of Columbus Long/Short Equity Fund | Equity Risk

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Knights of Columbus Long/Short Equity Fund | Investment Style Risk [Member]

Investment Style Risk – The Sub-Adviser’s value investment style may increase the risks of investing in the Fund. If the Sub-Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Knights of Columbus Long/Short Equity Fund | Large Capitalization Company Risk [Member]

Large-Capitalization Company Risk – The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.

Knights of Columbus Long/Short Equity Fund | Portfolio Turnover Risk

Portfolio Turnover Risk – Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Knights of Columbus Long/Short Equity Fund | Short Sales Risk

Short Sales Risk – A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share prices. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

Knights of Columbus Long/Short Equity Fund | Derivatives Risk

Derivatives Risk – The Fund’s use of options and swaps is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the Fund, and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund’s use of swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that a security may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Knights of Columbus Long/Short Equity Fund | Sector Emphasis Risk

Sector Emphasis Risk – The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

Knights of Columbus Long/Short Equity Fund | Risk Lose Money [Member]
You could lose money by investing in the Fund.
Knights of Columbus Long/Short Equity Fund | Risk Not Insured Depository Institution [Member]
A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Knights of Columbus U.S. All Cap Index Fund
Knights of Columbus U.S. All Cap Index Fund
Investment Objective

The Knights of Columbus U.S. All Cap Index Fund (the “U.S. All Cap Index Fund” or the “Fund”) seeks investment results that, before fees and expenses, correspond generally to the performance of an index that measures the investment return of the broad U.S. stock market, excluding companies whose policies and practices are inconsistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Knights of Columbus U.S. All Cap Index Fund	I Shares	Class S Shares
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Knights of Columbus U.S. All Cap Index Fund		I Shares	Class S Shares
Management Fees		0.20%	0.20%
Shareholder Servicing Fee		none	0.20%
Other Operating Expenses		0.23%	0.23%
Other Expenses		0.23%	0.43%
Total Annual Fund Operating Expenses		0.43%	0.63%
Less Fee Reductions and/or Expense Reimbursements	[1]	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.25%	0.45%
[1]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 0.25% of the average daily net assets of each of the Fund’s share classes until February 28, 2026 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2026.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Knights of Columbus U.S. All Cap Index Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
I Shares	26	120	223	525
Class S Shares	46	184	333	769

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities included in the Bloomberg U.S. 3000 Catholic Values Index (the “Index”) and other instruments with economic characteristics similar to such securities. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders.

The Index consists of all common stocks and real estate investment trusts (“REITs”) in the Bloomberg U.S. 3000 Index (the “Parent Index”), excluding companies that are determined by Bloomberg Index Services Limited (“Bloomberg” or “BISL”) and Morningstar Sustainalytics (“Sustainalytics”) to be involved with activities that conflict with the USCCB Guidelines, including gambling, abortion, contraception, pornography and other forms of adult entertainment, stem cell and fetal tissue research/human cloning, tobacco, cannabis, weapons of mass destruction and other forms of controversial weapons, manufacturing and selling of weapons to civilians (the “Restricted Securities List”), or other activities that may be added to the Restricted Securities List from time to time. The Parent Index is a free-float market-capitalization-weighted index and includes the 3,000 U.S. companies with the largest free-float market capitalizations. As of December 31, 2024, the market capitalizations of the Parent Index ranged from approximately $18 million to $3.8 trillion, and its average weighted market capitalization was approximately $998 billion. From time to time, the application of the USCCB Guidelines may result in the Index being underweight certain sectors (such as the health care sector) or overweight certain sectors (such as the information technology sector) relative to the Parent Index.

The Index is the exclusive property of BISL. The Index is calculated and administered by BISL. Neither BISL nor Sustainalytics is affiliated with the Fund, the Adviser or L2 Asset Management, LLC (“L2 Asset Management” or the “Sub-Adviser”), the Fund’s sub-adviser. Bloomberg and Sustainalytics will deem a company to be a U.S. company if its securities are primarily listed in the United States or country of risk is the United States. A company’s “country of risk” is a proprietary Bloomberg value primarily driven by four factors: country of domicile, country of listing, country of largest revenue, and reporting currency. The Index is reconstituted and rebalanced on a quarterly basis in March, June, September and December to reflect changes in the constituents of the Parent Index and changes in policies and practices related to USCCB Guidelines and screening considerations, as determined by BISL and Sustainalytics. As of December 31, 2024, the Index consisted of approximately 2,680 constituents.

The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the companies that make up the Index, holding each company in approximately the same proportion as its weighting in the Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated.

Principal Risks
Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and more narrowly based indexes with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Class S Shares had not commenced operations as of the date of this prospectus. Therefore, performance information for Class S Shares is not presented. Class S Shares would have substantially similar performance as I Shares because the shares are invested in the same portfolio of securities and the returns would generally differ only to the extent that expenses of Class S Shares are higher than the expenses of I Shares, in which case the returns for Class S Shares would be lower than those of I Shares.

Updated performance information is available on the Fund’s website at www.kofcassetadvisors.org or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

BEST QUARTER	WORST QUARTER
22.57%	(21.38)%
(06/30/2020)	(03/31/2020)

Average Annual Total Returns for Periods Ended December 31, 2024

This table compares the Fund’s average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and more narrowly based indexes with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns - Knights of Columbus U.S. All Cap Index Fund		1 Year	5 Years	Since Inception	Inception Date
I Shares		25.01%	14.48%	14.46%	Dec. 31, 2019
I Shares | After Taxes on Distributions		24.06%	13.92%	13.91%	Dec. 31, 2019
I Shares | After Taxes on Distributions and Sales		15.17%	11.50%	11.48%	Dec. 31, 2019
Bloomberg U.S. 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)	[1]	23.58%	13.84%	13.82%	Dec. 31, 2019
Knights of Columbus U.S. All Cap Index® (reflects no deduction for fees, expenses or taxes)	[1]	25.23%	14.80%	14.78%	Dec. 31, 2019
Bloomberg 3000 Catholic Values Total Return Index (reflects no deduction for fees, expenses or taxes)	[2]	25.18%			Sep. 09, 2021
[1]	Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the Knights of Columbus U.S. All Cap Index® to the Bloomberg U.S. 3000 Total Return Index.
[2]	The inception date of the Bloomberg 3000 Catholic Values Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021.

Knights of Columbus U.S. All Cap Index Fund | Catholic Values Investing Risk

Catholic Values Investing Risk – The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) fully with all of the principles contained in the USCCB Guidelines. The process of screening out companies and maintaining the Restricted Securities List that is based on criteria set forth in the USCCB Guidelines relies in part on third-party information or data that may be inaccurate, unavailable or outdated, which could cause the Fund to inadvertently hold securities of companies that conflict with the USCCB Guidelines. For example, to the extent there are changes to the USCCB Guidelines, there could be a significant delay before the changes are fully incorporated into the screening process and reflected in the Restricted Securities List. This may cause the Fund to be invested for a period of time in companies that conflict with the USCCB Guidelines. Although the Fund’s investment approach seeks to identify and screen out companies that are inconsistent with the USCCB Guidelines, investors may differ in their views of what companies fit within this category of investments. As a result, to the extent an investor intends to invest in a manner consistent with the investor’s interpretation of the USCCB Guidelines, an investment in the Fund may fail to achieve such objective.

Knights of Columbus U.S. All Cap Index Fund | Large Purchase and Redemption Risk

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Knights of Columbus U.S. All Cap Index Fund | Equity Risk

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Knights of Columbus U.S. All Cap Index Fund | Large Capitalization Company Risk [Member]

Large-Capitalization Company Risk – The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.

Knights of Columbus U.S. All Cap Index Fund | Indexing StrategyIndex Tracking Risk

Indexing Strategy/Index Tracking Risk – The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. While the Sub-Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions.

Knights of Columbus U.S. All Cap Index Fund | Small- and Mid-Capitalization Company Risk

Small- and Mid- Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Knights of Columbus U.S. All Cap Index Fund | Real Estate Investment Trusts Risk

Real Estate Investment Trusts Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Knights of Columbus U.S. All Cap Index Fund | Industry Concentration Risk

Industry Concentration Risk – The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Concentrating Fund investments in companies conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.

Knights of Columbus U.S. All Cap Index Fund | Risk Lose Money [Member]
You could lose money by investing in the Fund.
Knights of Columbus U.S. All Cap Index Fund | Risk Not Insured Depository Institution [Member]
A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Knights of Columbus Real Estate Fund
Knights of Columbus Real Estate Fund
Investment Objective
The Knights of Columbus Real Estate Fund (the “Real Estate Fund” or the “Fund”) seeks total return through a combination of current income and capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Knights of Columbus Real Estate Fund	I Shares	Class S Shares
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Knights of Columbus Real Estate Fund		I Shares	Class S Shares
Management Fees	[1]	0.80%	0.80%
Shareholder Servicing Fee		none	0.20%
Other Operating Expenses		0.20%	0.20%
Other Expenses		0.20%	0.40%
Total Annual Fund Operating Expenses	[2],[3]	1.00%	1.20%
[1]	Management Fees have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratios in the Fund’s Financial Highlights because Management Fees have been restated to reflect current fees.
[3]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 1.00% of the average daily net assets of each of the Fund’s share classes until February 28, 2026 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2026.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Knights of Columbus Real Estate Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
I Shares	102	318	552	1,225
Class S Shares	122	381	660	1,455

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 114% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in real estate securities. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders.

For purposes of the Fund’s 80% investment policy, real estate securities include common stocks, preferred stocks and other equity securities issued by real estate companies, including real estate investment trusts (“REITs”) and real estate operating companies (“REOCs”), as well as derivatives and other instruments that have economic characteristics similar to such securities. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate, or finance real estate. REOCs are publicly traded corporations that engage in the development, management or financing of real estate. The Fund considers a company to be a real estate company if the company derives the majority of its earnings before interest, depreciation and amortization from the ownership, management and development of income-producing real estate, or the financing of real estate. The Fund may invest in securities of companies with any market capitalization.

The Fund may seek to enhance current income by writing (selling) covered call options.

The Fund seeks to make investment decisions consistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”), and therefore, the Fund is designed to avoid investments in companies that are believed to be involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines. As part of the screening process for the Fund, the Adviser uses information from a third-party environmental, social, and governance research firm and consults with experts to assess the policies and practices of companies based on the criteria set forth in the USCCB Guidelines. Based on such assessments, the Adviser compiles and maintains a list of companies that it determines to be inconsistent with the USCCB Guidelines (the “Restricted Securities List”). The Fund seeks to avoid investments in companies identified through this process. The policies and practices of the companies selected for the Fund are monitored for various issues contemplated by the USCCB Guidelines. If the Adviser becomes aware that the Fund is invested in a company whose policies and practices are inconsistent with the USCCB Guidelines, the Adviser may sell the company’s securities or otherwise exclude future investments in such company. The criteria used to screen out companies for the Fund may be modified from time to time to seek to maintain alignment with any changes to the USCCB Guidelines.

In selecting investments for the Fund, the Adviser combines quantitative and qualitative analyses that together seek to identify companies that have above-average investment potential. The quantitative process begins with understanding the market regime or investment environment. Factor exposures used by the quantitative models are tilted to areas that are believed will perform best within a specific environment. Four “super-factors” (Valuation, Growth and Profitability, Quality and Investor Sentiment) are then applied to the broad universe. By combining these factors, the investable universe is ranked by decile (1 = attractive, 10 = unattractive). The “buyable” universe for the Fund generally includes the top three deciles, or the most statistically attractive companies, and the weighted average rank of securities held in the Fund are within the top three deciles.

Fundamental research is conducted on the buyable universe to assess criteria that are difficult to quantify. The portfolio management and fundamental analyst teams construct the portfolio with only highly ranked companies. Risk is measured and monitored throughout the research and portfolio management process in different ways, including active risk to the benchmark, individual stock contribution to that active risk and sector/industry group/individual stock exposure risks. The Adviser will generally sell a stock on behalf of the Fund if the stock experiences a rankings decline or extreme price movements, or for risk management purposes.

Due to its investment strategy, the Fund may buy and sell securities frequently.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Principal Risks
Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and more narrowly based indexes with characteristics relevant to the Fund’s investment strategies. Prior to May 7, 2024, the Fund had a sub-adviser. Therefore, the past performance shown for periods prior to May 7, 2024 may have differed if the Fund had not had a sub-adviser. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Class S Shares had not commenced operations as of the date of this prospectus. Therefore, performance information for Class S Shares is not presented. Class S Shares would have substantially similar performance as I Shares because the shares are invested in the same portfolio of securities and the returns would generally differ only to the extent that expenses of Class S Shares are higher than the expenses of I Shares, in which case the returns for Class S Shares would be lower than those of I Shares.

Updated performance information is available on the Fund’s website at www.kofcassetadvisors.org or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

BEST QUARTER	WORST QUARTER
16.33%	(25.71)%
(09/30/2024)	(03/31/2020)

Average Annual Total Returns for Periods Ended December 31, 2024

This table compares the Fund’s average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and more narrowly based indexes with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns - Knights of Columbus Real Estate Fund		1 Year		5 Years		Since Inception		Inception Date
I Shares		4.11%		3.03%		3.84%		Sep. 30, 2019
I Shares | After Taxes on Distributions		3.13%		0.09%		0.95%		Sep. 30, 2019
I Shares | After Taxes on Distributions and Sales		2.43%		1.19%		1.84%		Sep. 30, 2019
Bloomberg U.S. 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)	[1]	23.58%		13.84%		14.99%		Sep. 30, 2019
Bloomberg U.S. 3000 REIT Total Return Index (reflects no deduction for fees, expenses or taxes)	[1]	4.93%		3.31%		3.18%		Sep. 30, 2019
Bloomberg U.S. REIT 3000 Catholic Values Total Return Index (reflects no deduction for fees, expenses or taxes)		4.96%	[2]		[2]		[2]	Sep. 30, 2019
[1]	Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the Bloomberg U.S. 3000 REIT Total Return Index to the Bloomberg U.S. 3000 Total Return Index.
[2]	The inception date of the Bloomberg U.S. REIT 3000 Catholic Values Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021.

Knights of Columbus Real Estate Fund | Active Management Risk

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Knights of Columbus Real Estate Fund | Catholic Values Investing Risk

Catholic Values Investing Risk – The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) fully with all of the principles contained in the USCCB Guidelines. The process of screening out companies and maintaining the Restricted Securities List that is based on criteria set forth in the USCCB Guidelines relies in part on third-party information or data that may be inaccurate, unavailable or outdated, which could cause the Fund to inadvertently hold securities of companies that conflict with the USCCB Guidelines. For example, to the extent there are changes to the USCCB Guidelines, there could be a significant delay before the changes are fully incorporated into the screening process and reflected in the Restricted Securities List. This may cause the Fund to be invested for a period of time in companies that conflict with the USCCB Guidelines. Although the Fund’s investment approach seeks to identify and screen out companies that are inconsistent with the USCCB Guidelines, investors may differ in their views of what companies fit within this category of investments. As a result, to the extent an investor intends to invest in a manner consistent with the investor’s interpretation of the USCCB Guidelines, an investment in the Fund may fail to achieve such objective.

Knights of Columbus Real Estate Fund | Large Purchase and Redemption Risk

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Knights of Columbus Real Estate Fund | Equity Risk

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Knights of Columbus Real Estate Fund | Large Capitalization Company Risk [Member]

Large-Capitalization Company Risk – The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.

Knights of Columbus Real Estate Fund | Risk Nondiversified Status [Member]

Non-Diversified Risk – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Knights of Columbus Real Estate Fund | Quantitative Investing Risk [Member]

Quantitative Investing Risk – There is no guarantee that a quantitative model or algorithm used by the Adviser, and the investments selected based on the model or algorithm, will perform as expected or produce the desired results. The Fund may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Adviser’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm.

Knights of Columbus Real Estate Fund | Portfolio Turnover Risk

Portfolio Turnover Risk – Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Knights of Columbus Real Estate Fund | Sector Emphasis Risk

Sector Emphasis Risk – The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

Real Estate Sector Risk – Securities of companies principally engaged in the real estate sector may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and quality of credit extended.

Knights of Columbus Real Estate Fund | Small- and Mid-Capitalization Company Risk

Small- and Mid- Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Knights of Columbus Real Estate Fund | Real Estate Investment Trusts Risk

Real Estate Investment Trusts Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate or finance real estate. REITs are susceptible to the risks associated with direct ownership of real estate, as discussed elsewhere in this section. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Knights of Columbus Real Estate Fund | Covered Call Risk

Covered Call Risk – Covered call risk is the risk that the issuer of the call option will forgo any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retain the risk of loss if the underlying security declines in value. The Fund will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security. A number of factors may influence the option holder’s decision to exercise the option, including the value of the underlying security, price volatility, dividend yield and interest rates. To the extent that these factors increase the value of the call option, the option holder is more likely to exercise the option, which may negatively affect the Fund.

Knights of Columbus Real Estate Fund | Preferred Stock Risk [Member]

Preferred Stock Risk – Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate of return. Preferred stocks are subject to issuer-specific risks (such as credit risk) and market risks applicable generally to equity securities. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks generally are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than the company’s bonds and other debt instruments.

Knights of Columbus Real Estate Fund | Risk Lose Money [Member]
You could lose money by investing in the Fund.
Knights of Columbus Real Estate Fund | Risk Not Insured Depository Institution [Member]
A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
FS CHIRON CAPITAL ALLOCATION FUND
FS Chiron Capital Allocation Fund
Investment Objective
The FS Chiron Capital Allocation Fund (the “Fund”) seeks total return. Total return consists of capital growth and income.
Fund Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I Shares, which are not reflected in the fee table or the example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available (i) from your financial professional and (ii) in the section “Sales Charges” on page 56 of this prospectus. Investors investing in the Fund through an intermediary should consult Appendix A - Intermediary-Specific Sales Charge Discounts and Waivers, which includes information regarding broker-defined sales charges and related discount and/or waiver policies that apply to purchases through certain intermediaries.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - FS CHIRON CAPITAL ALLOCATION FUND	CLASS I SHARES	Class A Shares		Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.00%		none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	1.00%	[1]	1.00%	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none	none		none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none		none
[1]	Class A Shares purchases of $1,000,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.
[2]	Class C Shares may be subject to a 1.00% CDSC if redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - FS CHIRON CAPITAL ALLOCATION FUND		CLASS I SHARES	Class A Shares	Class C Shares
Management Fees		0.95%	0.95%	0.95%
Distribution (12b-1) Fees		none	0.25%	1.00%
Other Expenses	[1]	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses		1.16%	1.41%	2.16%
[1]	The Fund invests in the Chiron Capital Allocation Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). “Other Expenses” include expenses of both the Fund and the Subsidiary.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - FS CHIRON CAPITAL ALLOCATION FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS I SHARES	118	368	638	1,409
Class A Shares	636	924	1,233	2,106
Class C Shares	319	676	1,159	2,493

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - FS CHIRON CAPITAL ALLOCATION FUND - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
CLASS I SHARES	118	368	638	1,409
Class A Shares	636	924	1,233	2,106
Class C Shares	219	676	1,159	2,493

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 171% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by allocating its assets among equity, debt, precious metals and cash investments in markets around the globe. Subject to the allocation targets below, the combination of the Fund’s investments will vary from time to time both with respect to the types of securities and markets, in response to changing market and economic trends. In deciding between equity and debt investments, the Fund utilizes a “quantamental” approach, which combines quantitative and fundamental research. The quantitative process identifies opportunities for growth with the fundamental approach identifying changes not captured by the quantitative research, such as regulatory environment and industry dynamics. As markets are not static and go through various stages, the Fund seeks to identify the current stage in each market in which it invests and makes investment decisions accordingly, in order to capitalize on the underlying factors driving that particular market stage. The Fund aims to reduce volatility and risk through diversifying its investment choices across a wide range of industries, sectors and geographic areas.

Under normal market conditions, the Fund intends to allocate its assets within the following ranges:

●	Equity investments: net exposure of 25-80% of the Fund’s net asset value (“NAV”)

●	Debt investments: net exposure of 10-55% of the Fund’s NAV

●	Precious metals investments: net exposure of 0-15% of the Fund’s NAV

The Fund may also invest in cash and cash equivalents, which include U.S. Treasury securities with maturities of three months or less.

The Fund’s net exposure generally equals the notional value of its long positions (i.e., assets purchased and still held) minus the notional value of its short positions (e.g., hedges to its long positions through derivatives).

Equity Investments: Equity securities in which the Fund may invest include common stock issued by companies of any market capitalization (including initial public offerings (“IPOs”)), American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”) and securities of real estate investment trusts (“REITs”). Chiron Investment Management, LLC (“Chiron” or the “Adviser”), the Fund’s investment adviser, uses a quantamental approach to equity selection. The quantitative process will consider factors, including earnings quality, capital deployment, valuation and market reaction, to determine: which style of equities are attractive (growth (i.e., investing in equity securities of companies that Chiron believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies), value (i.e., focusing on companies with stocks that Chiron believes appear undervalued) or growth at a reasonable price (also known as “GARP,” which is a combination of growth and value styles)) and which particular issues are attractive within each style. Fundamental research then further investigates the particular issues for information and changes that quantitative research cannot capture including management behavior, regulatory environment and industry dynamics. The melding of this process contributes to the decision as to which securities are selected for the Fund and the appropriate weighting each should have within the Fund.

Debt Investments: The Fund may invest in any type of debt security without regard to credit ratings or time to maturity, including corporate bonds, convertible bonds, including contingent convertible bonds, structured notes, credit-linked notes, inflation protected securities, loan assignments and participations, high yield (or “junk”) bonds, distressed securities, mortgage- and asset-backed securities, “to-be-announced” transactions (“TBA Transactions”), and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities with maturities greater than three months, by foreign governments or international agencies or supranational entities. The Fund may also invest in preferred stocks, which are treated as debt securities for purposes of the above ranges. The Fund may invest an unlimited amount of its fixed income assets in high yield bonds, loan assignments and participations and distressed securities. The debt securities in which the Fund invests may include fixed rate or floating rate debt securities. Chiron also uses a quantamental approach to debt instrument selection. The quantitative process is used to screen for attractive corporate attributes, including earnings quality, capital deployment, valuation and market reaction. Fundamental analysis is then used to judge the relative pricing of debt instruments based on market conditions. Chiron may also seek to invest in sovereign debt securities with different maturities to help change and manage the duration in the Fund’s fixed income portfolio. Chiron uses a fundamental top-down process in evaluating issuers relative to political, economic, socioeconomic and market pricing dynamics.

Precious Metals Investments: The Fund’s precious metals (including, but not limited to, gold, silver and platinum) investments include investments in equity and debt securities of precious metals-based companies (i.e., companies that explore for, extract, process or deal in precious metals) and investments in commodity futures contracts, other commodity-related derivative instruments and ETFs that invest in commodities and commodity-related derivative instruments.

The Fund has no geographic limits on where its investments may be located. Under normal market conditions, the Fund may allocate a substantial portion of its assets to non-U.S. securities, including a net exposure up to 25% of the Fund’s NAV in emerging market issuers. An emerging market country is any country determined by Chiron to have an emerging market economy. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. The Fund also may invest in non-U.S. currencies, cash equivalents or bank deposits. The Fund may invest in A-Shares of companies based in the People’s Republic of China (“PRC”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in the PRC.

The Fund may use derivatives, including options, futures, swaps and currency forward contracts, to attempt to both increase the return of the Fund and hedge (protect) the value of the Fund’s assets. The Fund may use options to create long or short equity exposure without investing directly in equity securities, while it may use futures to create long or short equity, fixed income, or U.S. Treasury exposure without investing directly in equity, fixed income or U.S. Treasury securities. The Fund may also use swaps to create long or short exposure without investing directly in the underlying assets. The Fund’s investments in swaps may, from time to time, be significant. As well, the Fund may use currency forwards to increase or decrease exposure to a given currency.

The Fund may seek to gain exposure to certain markets, including precious metals and other commodity markets, in whole or in part, through investments in the Chiron Capital Allocation Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary, unlike the Fund, may have significant exposure to commodities through investments in commodity futures contracts, other commodity-related derivative instruments and pooled investment vehicles that invest in commodities and commodity-related derivative instruments (collectively, “Commodity-Related Investments”). The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by Chiron.

Principal Risks
Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Class I Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and more narrowly based indices with characteristics relevant to the Fund’s investment strategies.

Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.fsinvestments.com/chiron-funds-reports or by calling toll-free to 877-9-CHIRON (877-924-4766).

Best Quarter	Worst Quarter
19.74%	(16.30)%
(12/31/2020)	(03/31/2020)

Average Annual Total Returns for Periods Ended December 31, 2024

This table compares the Fund’s average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and more narrowly based indices with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class I Shares only. After-tax returns for Class A Shares and Class C Shares will vary.

Average Annual Total Returns - FS CHIRON CAPITAL ALLOCATION FUND	1 Year	5 Years	Since Inception		Inception Date
CLASS I SHARES	11.81%	5.36%	5.40%	[1]	Nov. 30, 2015
CLASS I SHARES | After Taxes on Distributions	10.26%	4.58%	4.87%	[1]	Nov. 30, 2015
CLASS I SHARES | After Taxes on Distributions and Sales	7.14%	3.98%	4.16%	[1]	Nov. 30, 2015
Class A Shares	11.52%		(2.04%)	[2]	Jul. 16, 2021
Class C Shares	10.73%		(2.76%)	[2]	Jul. 16, 2021
MSCI ACWI (Net) (reflects no deduction for fees, expenses, or taxes (except foreign withholding taxes))	17.49%	10.06%	10.27%	[3]	Nov. 30, 2015
Bloomberg U.S. Aggregate Total Return Index (reflects no deduction for fees, expenses, or taxes)	1.25%	(0.33%)	1.39%	[3]	Nov. 30, 2015
60/40 MSCI ACWI (Net)/Bloomberg U.S. Aggregate Total Return Index (reflects no deduction for fees, expenses, or taxes (except foreign withholding taxes))	10.77%	6.06%	6.86%	[3]	Nov. 30, 2015
[1]	Class I Shares of the Fund were offered beginning November 30, 2015.
[2]	Class A Shares and Class C Shares were offered beginning July 16, 2021.
[3]	Index comparison begins November 30, 2015.

FS CHIRON CAPITAL ALLOCATION FUND | Interest Rate Risk
Interest Rate Risk — The risk that the value of fixed income securities, including U.S. government securities, will fall due to rising interest rates.
FS CHIRON CAPITAL ALLOCATION FUND | Credit Risk
Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.
FS CHIRON CAPITAL ALLOCATION FUND | Mortgage-Backed Securities Risk

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. TBA Transactions involve the additional risk that the value of the mortgage-backed securities to be purchased declines prior to settlement date or the counterparty does not deliver the securities as promised.

FS CHIRON CAPITAL ALLOCATION FUND | Asset-Backed Securities Risk

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

FS CHIRON CAPITAL ALLOCATION FUND | Liquidity Risk

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

FS CHIRON CAPITAL ALLOCATION FUND | U.S. Government Securities Risk

U.S. Government Securities Risk — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

FS CHIRON CAPITAL ALLOCATION FUND | Equity Risk

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

FS CHIRON CAPITAL ALLOCATION FUND | Portfolio Turnover Risk

Portfolio Turnover Risk — The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may result in an increase in the amount of distributions from the Fund taxed as ordinary income, which may limit the tax efficiency of the Fund.

FS CHIRON CAPITAL ALLOCATION FUND | Derivatives Risk

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options, structured notes and swaps is subject to correlation risk, leverage risk, liquidity risk and market risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Leverage risk, liquidity risk and market risk are described elsewhere in this section. The Fund’s use of forward contracts, structured notes and swaps is also subject to credit risk and valuation risk. Credit risk is described elsewhere in this section. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

FS CHIRON CAPITAL ALLOCATION FUND | Market Risk

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

FS CHIRON CAPITAL ALLOCATION FUND | Management Risk

Management Risk — The value of the Fund may decline if the Adviser’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

FS CHIRON CAPITAL ALLOCATION FUND | Growth Style Risk

Growth Style Risk — A growth investment style may increase the risks of investing in the Fund. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that do not pay dividends often have greater stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, and when out of favor, may cause the Fund to underperform other funds that use differing investing styles.

FS CHIRON CAPITAL ALLOCATION FUND | Value Style Risk

Value Style Risk — A value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

FS CHIRON CAPITAL ALLOCATION FUND | Small and Medium Capitalization Company Risk

Small and Medium Capitalization Company Risk — The small and medium capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in small and medium capitalization companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FS CHIRON CAPITAL ALLOCATION FUND | Foreign Investment/Emerging Markets Risk

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

FS CHIRON CAPITAL ALLOCATION FUND | Initial Public Offerings Risks

Initial Public Offerings Risks — The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. The price of IPO shares may be volatile and may decline shortly after the IPO. IPOs may not be consistently available to the Fund for investing, and IPO shares may underperform relative to the shares of more established companies. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to portfolio turnover risk, which is discussed elsewhere in this section. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

FS CHIRON CAPITAL ALLOCATION FUND | Currency Risk

Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

FS CHIRON CAPITAL ALLOCATION FUND | Fixed Income Risk

Fixed Income Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

FS CHIRON CAPITAL ALLOCATION FUND | Extension Risk
Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.
FS CHIRON CAPITAL ALLOCATION FUND | High Yield Securities Risk

High Yield Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

FS CHIRON CAPITAL ALLOCATION FUND | Distressed Securities Risk

Distressed Securities Risk — Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a company in the Fund’s portfolio, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

FS CHIRON CAPITAL ALLOCATION FUND | Foreign Sovereign Debt Securities Risk

Foreign Sovereign Debt Securities Risk — The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

FS CHIRON CAPITAL ALLOCATION FUND | American Depositary Receipt Risk

American Depositary Receipt Risk — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by American depositary banks and generally trade on an established U.S. market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

FS CHIRON CAPITAL ALLOCATION FUND | Exchange Traded Funds Risk

Exchange Traded Funds Risk — When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Further, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying investments of the ETF, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. An ETF also may trade at a premium or discount to its NAV, and the difference between an ETF’s trading price and its NAV may be magnified during market disruptions.

FS CHIRON CAPITAL ALLOCATION FUND | Inflation Protected Securities Risk

Inflation Protected Securities Risk — Inflation protected securities are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. They may be issued by the U.S. Treasury or foreign governments and U.S. and foreign corporations. The relationship between an inflation protected security and its associated inflation index affects both the sum the Fund is paid when the security matures and the amount of interest that the security pays the Fund. With inflation (a rise in the index), the principal of the security increases. With deflation (a drop in the index), the principal of the security decreases. Inflation protected securities pay interest at a fixed rate. Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. At the maturity of a security, the Fund receives the adjusted principal or the original principal, whichever is greater.

FS CHIRON CAPITAL ALLOCATION FUND | Convertible and Preferred Securities Risk

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade (junk bonds), meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Contingent convertible bonds are typically issued by non-U.S. banks and may be convertible into equity or may be written down if pre-determined triggering events occur, such as a decline in capital thresholds below a specified level occurs. Contingent convertible bonds typically are subordinated to other debt instruments of the issuer and generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. Coupon payments on contingent convertible securities may be discretionary and may be cancelled by the issuer. Contingent convertible bonds are a new form of instrument, and the market and regulatory environment for contingent convertible bonds is evolving. Therefore, it is uncertain how the overall market for contingent convertible bonds would react to a triggering event or coupon suspension applicable to one issuer. The Fund may lose money on its investment in a contingent convertible bond when holders of the issuer’s equity securities do not.

FS CHIRON CAPITAL ALLOCATION FUND | Short Exposure Risk

Short Exposure Risk — The Fund may enter into a derivatives transaction to obtain short investment exposure to the reference asset. If the value of the reference asset on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. This potential loss is theoretically unlimited. Gaining short investment exposure through derivatives also subjects the Fund to credit risk, derivatives risk and leverage risk, which are discussed elsewhere in this section.

FS CHIRON CAPITAL ALLOCATION FUND | Precious Metals-Based Companies Risk

Precious Metals-Based Companies Risk — Investments by the Fund in precious metals-based companies, and in asset-based securities indexed to the value of such metals, may expose the Fund to adverse macroeconomic conditions, such as a rise in interest rates or a downturn in the economy in which the precious metals are located, elevating the risk of loss. Such securities may be purchased when they are believed by the Adviser to be attractively priced in relation to the value of a company’s precious metals-based assets or when the values of precious metals are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability. During periods of economic or financial instability the securities of companies involved in precious metals may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metals-based companies, which may, in turn, adversely affect the financial condition of such companies. Investments in companies in natural resources industries such as the precious metals industries can be significantly affected by (often rapid) changes in the supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

FS CHIRON CAPITAL ALLOCATION FUND | REITs Risk

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs are subject to the risks associated with the direct ownership of real estate, which are discussed elsewhere in this section. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

FS CHIRON CAPITAL ALLOCATION FUND | Leverage Risk

Leverage Risk — The risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

FS CHIRON CAPITAL ALLOCATION FUND | Real Estate Industry Risk

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with direct ownership of real estate. Risks commonly associated with the direst ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

FS CHIRON CAPITAL ALLOCATION FUND | Prepayment Risk

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

FS CHIRON CAPITAL ALLOCATION FUND | Bank Loans Risk

Bank Loans Risk — The Fund may invest in loans through assignments or participations. When investing through an assignment, the Fund becomes a lender under the relevant credit agreement and assumes the credit risk of the borrower directly. When investing through a participation, the Fund assumes the credit risk of both the borrower, which must make interest payments to the participation interest seller, and the participation interest seller (typically the lender), which must pass such payments or portions of such payments to the Fund. The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Bank loans may have extended settlement periods that exceed seven days and, accordingly, may be considered illiquid. Purchases and sales of loans in the secondary market generally are subject to contractual restrictions that may delay the Fund’s ability to make timely redemptions.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

FS CHIRON CAPITAL ALLOCATION FUND | Credit-Linked Notes Risk

Credit-Linked Notes Risk — Credit-linked securities typically are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps or interest rate swaps, to obtain exposure to certain fixed income markets or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, an investment in credit-linked notes represents the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to certain derivative instruments entered into by the issuer of the credit-linked note. For example, the issuer may sell one or more credit default swaps entitling the issuer to receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. An investor holding a credit-linked note generally receives a fixed or floating coupon and the note’s par value upon maturity, unless the referred credit defaults or declares bankruptcy, in which case the investor receives the amount recovered. In effect, investors holding credit-linked notes receive a higher yield in exchange for assuming the risk of a specified credit event. The Fund’s investments in credit-linked notes are indirectly subject to the risks associated with derivative instruments, which are described elsewhere in this section, and may be illiquid.

FS CHIRON CAPITAL ALLOCATION FUND | Stock Connect Investing Risk

Stock Connect Investing Risk — Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the PRC and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

FS CHIRON CAPITAL ALLOCATION FUND | Commodity-Related Investments Risk

Commodity-Related Investments Risk — Exposure to the commodities markets through Commodity-Related Investments may subject the Fund to greater volatility than investments in traditional securities. Prices of commodities may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships, changes in interest or currency exchange rates, population growth and changing demographics and factors affecting a particular industry or commodity, such as drought, floods or other weather conditions, transportation bottlenecks or shortages, competition from substitute products, fiscal, monetary and exchange control programs, disease, pestilence, acts of terrorism, embargoes, tariffs and international economic, political, military, legal and regulatory developments.

FS CHIRON CAPITAL ALLOCATION FUND | Investment in the Subsidiary Risk

Investment in the Subsidiary Risk — The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

FS CHIRON CAPITAL ALLOCATION FUND | Tax Risk

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests directly in Commodity-Related Investments.

To the extent the Fund invests in such instruments directly, it will seek to restrict its income from Commodity-Related Investments that do not generate qualifying income, such as certain commodity-related derivative instruments, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) as described in more detail in the SAI. The tax treatment of certain Commodity-Related Investments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

The Fund intends to hold certain Commodity-Related Investments indirectly, through the Subsidiary. The Fund believes that income from the Subsidiary will be qualifying income because it expects that the Subsidiary will make annual distributions of its earnings and profits. The Fund has received an opinion of counsel based on customary representations that to the extent of the actual distributions made to the Fund from its Subsidiary, its “Subpart F” (as defined in Section 951 of the Code) income attributable to its investment in the Subsidiary derived with respect to the Fund’s business of investing in stock, securities or currencies should be treated as “qualifying income”. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and again at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to Fund shareholders.

FS CHIRON CAPITAL ALLOCATION FUND | Risk Lose Money [Member]
You could lose money by investing in the Fund.
FS CHIRON CAPITAL ALLOCATION FUND | Risk Not Insured Depository Institution [Member]
A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
MetLife Core Plus Fund
Investment Objective
The investment objective of the MetLife Core Plus Fund (the “Core Plus Fund” or the “Fund”) is to seek to maximize capital appreciation and income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold I Class Shares or R Class Shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MetLife Core Plus Fund		I Class Shares	R Class Shares
Management Fees		0.40%	0.40%
Shareholder Servicing Fee		none	0.25%
Other Operating Expenses		0.31%	0.31%
Other Expenses		0.31%	0.56%
Total Annual Fund Operating Expenses	[1]	0.71%	0.96%
Less Fee Reductions and/or Expense Reimbursements	[2]	(0.26%)	(0.26%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.45%	0.70%
[1]	The Total Annual Fund Operating Expenses of the R Class Shares in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the maximum Shareholder Servicing Fees were not incurred during the prior fiscal year.
[2]	MetLife Investment Management, LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.45% of the Fund’s I Class Shares’ average daily net assets and 0.70% of the Fund’s R Class Shares’ average daily net assets until February 28, 2026 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2026.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MetLife Core Plus Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
I Class Shares	46	201	369	858
R Class Shares	72	280	506	1,154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 310% (241% excluding TBA Transactions, as defined below) of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests in a portfolio of investment grade, U.S. fixed income securities of any maturity or duration. The Fund also may invest up to 20% of its net assets in any combination of high yield bonds (also known as “junk bonds”) and non-U.S. fixed income securities, including emerging market bonds. The Adviser considers high yield bonds to be those rated below BBB- or Baa3 by Moody’s Investor Services Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or if unrated, determined to be of comparable quality by the Adviser.

The Fund will invest primarily in U.S. corporate, government, mortgage-backed and asset-backed fixed income securities and privately issued securities (e.g., Rule 144A securities), but may also invest in U.S. Treasury interest rate futures, forward currency contracts and credit default swaps. The Fund may use U.S. Treasury interest-rate futures for hedging purposes, primarily to assist in the risk management and liquidity of the Fund. The Fund may also use forward currency contracts for currency hedging and credit default swaps to gain exposure that is not available in the cash bond market.

The Fund may also participate in “to-be-announced” transactions (“TBA Transactions”). A TBA Transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price at the time the contract is entered into but the mortgage-backed securities are delivered in the future, generally 30 days later. The actual pools of mortgage-backed securities delivered in a TBA Transaction typically are not determined until two days prior to the settlement date. Instead of receiving the pools, however, the Fund may participate in rolling TBA Transactions, which may significantly increase the Fund’s portfolio turnover rate.

The Adviser believes that the fixed income markets are efficient with respect to interest rate risk, but that bond markets regularly misprice securities that are exposed to credit, prepayment and liquidity risks. The Adviser seeks to exploit these inefficiencies by focusing on security and sector selection, and de-emphasizing duration management. The Adviser employs a “bottom-up” approach to constructing the Fund’s portfolio, leveraging its in-house credit research capabilities to determine the relative value of each fixed income security purchased by the Fund. The Adviser believes that proprietary, bottom-up, fundamental credit and structured products research, coupled with active trading is the best technique to identify the relative value of the individual securities and market sectors.

Principal Risks
Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Class Shares’ performance from year to year and by showing how the Fund’s I Class Shares’ and R Class Shares’ average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 267-330-0000.

BEST QUARTER	WORST QUARTER
6.73%	(6.21)%
12/31/2023	3/31/2022

Average Annual Total Returns for Periods Ended December 31, 2024

This table compares the Fund’s average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for I Class Shares. After-tax returns for R Class Shares will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns - MetLife Core Plus Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
I Class Shares	2.39%	(0.26%)	1.52%	1.51%	Dec. 31, 2014
I Class Shares | After Taxes on Distributions	0.55%	(1.47%)	0.20%	0.20%	Dec. 31, 2014
I Class Shares | After Taxes on Distributions and Sales	1.41%	(0.70%)	0.60%	0.60%	Dec. 31, 2014
R Class Shares	(1.41%)	(1.89%)	0.21%	0.21%	Dec. 31, 2014
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33%)	1.35%	1.35%	Dec. 31, 2014

MetLife Core Plus Fund | Interest Rate Risk
Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fluctuate in response to changes in interest rates.
MetLife Core Plus Fund | Credit Risk

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations.

MetLife Core Plus Fund | Mortgage-Backed Securities Risk

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. TBA Transactions involve the additional risk that the value of the mortgage-backed securities to be purchased declines prior to settlement date or the counterparty does not deliver the securities as promised.

MetLife Core Plus Fund | Asset-Backed Securities Risk

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

MetLife Core Plus Fund | High Yield Bond Risk

High Yield Bond Risk — High yield, or “junk,” bonds involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. High-yield bonds also may be less liquid than higher quality investments.

MetLife Core Plus Fund | Liquidity Risk

Liquidity Risk — Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

MetLife Core Plus Fund | Large Purchase and Redemption Risk

Large Purchase and Redemption Risk — Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

MetLife Core Plus Fund | Portfolio Turnover Risk

Portfolio Turnover Risk — The Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.

MetLife Core Plus Fund | Emerging Markets Securities Risk

Emerging Markets Securities Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

MetLife Core Plus Fund | Derivatives Risk

Derivatives Risk — The Fund’s use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described elsewhere in this section. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swaps is also subject to credit risk and valuation risk. Credit risk is described elsewhere in this section. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

MetLife Core Plus Fund | Market Risk

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to value and sell at favorable times or prices. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. In addition, extraordinary events outside the control of the Fund, including acts of God (e.g., fire, flood, earthquake, storm, hurricane or other natural disaster), acts of war (e.g., war, invasion, acts of foreign enemies, hostilities, insurrection, or terrorist activities, whether war is declared or not) and global health events, such as epidemics, pandemics and disease, and their related social and economic impacts, may cause significant adverse market conditions and result in losses in value to the Fund’s investments. Such events may initially negatively affect a particular industry, sector, country or region and may spread quickly or unpredictably to negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Adverse market conditions may be prolonged and may adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

MetLife Core Plus Fund | Currency Risk

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

MetLife Core Plus Fund | Extension Risk
Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.
MetLife Core Plus Fund | Prepayment Risk

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected. Such sooner-than-expected principal payments may reduce the returns of the Fund because of loss of expected future interest payments on the principal amount paid back early and requires the Fund to invest the proceeds at generally lower interest rates.

MetLife Core Plus Fund | Issuer Risk

Issuer Risk — The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

MetLife Core Plus Fund | Privately Issued Securities Risk

Privately Issued Securities Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

MetLife Core Plus Fund | Unrated Securities Risk

Unrated Securities Risk — Debt securities that are not rated by Moody’s, S&P or Fitch may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price.

MetLife Core Plus Fund | Fixed Income Market Risk

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to regulatory and economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Events in the fixed income markets may lead to periods of volatility, liquidity issues and, in some cases, credit downgrades and increased likelihood of default.

MetLife Core Plus Fund | Hedging Risk

Hedging Risk — The Fund may use derivative instruments for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. There can be no assurance that any hedging strategy will be effective or that there will be a hedge in place at any given time.

MetLife Core Plus Fund | Country Risk

Country Risk — Investing in companies and governments poses additional risks since political and economic events unique to a country or region may affect those markets and issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

MetLife Core Plus Fund | Call Risk

Call Risk — The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

MetLife Core Plus Fund | Risk Lose Money [Member]
You could lose money by investing in the Fund.
MetLife Core Plus Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
MetLife Multi-Sector Fixed Income Fund
Investment Objective
The investment objective of the MetLife Multi-Sector Fixed Income Fund (the “Multi-Sector Fixed Income Fund” or the “Fund”) is to seek to maximize capital appreciation and income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold I Class Shares or R Class Shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MetLife Multi-Sector Fixed Income Fund		I Class Shares	R Class Shares
Management Fees		0.55%	0.55%
Shareholder Servicing Fee		none	0.25%
Other Operating Expenses	[1]	1.80%	1.80%
Other Expenses		1.80%	2.05%
Total Annual Fund Operating Expenses		2.35%	2.60%
Less Fee Reductions and/or Expense Reimbursements	[2]	(1.65%)	(1.65%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.70%	0.95%
[1]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	MetLife Investment Management, LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.70% of the Fund’s I Class Shares’ average daily net assets and 0.95% of the Fund’s R Class Shares’ average daily net assets until February 28, 2026 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2026.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MetLife Multi-Sector Fixed Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
I Class Shares	72	575
R Class Shares	97	651

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. Because the Fund was not in operation as of the fiscal year ended October 31, 2024, it does not have portfolio turnover information to report.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets, plus any borrowings for investments purposes, in a diversified portfolio of fixed income securities of any maturity or duration. The Fund will invest primarily in U.S. and non-U.S. corporate, government, mortgage-backed and asset-backed fixed income securities. The Fund will invest in such securities across the investment grade, asset- and mortgage-backed, high yield and emerging markets sectors of the fixed income market. The Fund may invest in securities of any credit quality, including high yield fixed income securities (commonly referred to as “junk” bonds). The Adviser considers investment grade fixed income securities to be those rated as BBB or Baa or above by Moody’s Investors Services Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”), or Fitch, Inc. (“Fitch”). The Adviser considers high yield debt securities to be those rated below BBB- or Baa3 by Moody’s, S&P or Fitch, or if unrated, determined to be of comparable quality by the Adviser. The Fund may also invest in convertible bonds, in the form of assignments or participations, and privately issued securities (e.g., Rule 144A securities).

The Fund may invest in interest rate futures, forward-currency contracts, and swaps. Interest rate futures may be used to assist in the risk management and liquidity of the Fund. Currency forwards may be used to gain a currency position. Credit default swaps and total return swaps may be used to gain exposure that is not available in the cash bond market. Swaps may also be used in cross currency hedges, which involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

The Fund may also participate in “to-be-announced” transactions (“TBA Transactions”). A TBA Transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price at the time the contract is entered into but the mortgage-backed securities are delivered in the future, generally 30 days later. The actual pools of mortgage-backed securities delivered in a TBA Transaction typically are not determined until two days prior to the settlement date. Instead of receiving the pools, however, the Fund may participate in rolling TBA Transactions, which may significantly increase the Fund’s portfolio turnover rate.

The Adviser will strategically allocate and diversify investments among U.S. investment grade corporate securities, U.S. asset- and mortgage-backed securities, and global high yield, international and emerging market fixed income securities asset classes, in weightings to be determined by the Adviser. The Adviser will attempt to efficiently allocate capital in an unconstrained manner in an effort to maximize total return, while minimizing volatility and potential downside risk. The Adviser’s asset allocation process seeks to generate the optimal allocation among asset classes in the fixed income universe utilizing both qualitative and quantitative approaches. Within each individual asset class, the specific portfolio manager employs a “bottom-up” approach to constructing the Fund’s portfolio, leveraging its in-house credit research capabilities to determine the relative value of each fixed income security purchased by the Fund.

Principal Risks
Performance Information

The Fund has not commenced operations as of the date of this prospectus, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Current performance information is available by calling 267-330-0000.

MetLife Multi-Sector Fixed Income Fund | Interest Rate Risk
Interest Rate Risk — The risk that the value of fixed income securities will fluctuate in response to changes in interest rates.
MetLife Multi-Sector Fixed Income Fund | Credit Risk

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations.

MetLife Multi-Sector Fixed Income Fund | Mortgage-Backed Securities Risk

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. TBA

Transactions involve the additional risk that the value of the mortgage-backed securities to be purchased declines prior to settlement date or the counterparty does not deliver the securities as promised.

MetLife Multi-Sector Fixed Income Fund | Asset-Backed Securities Risk

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

MetLife Multi-Sector Fixed Income Fund | High Yield Bond Risk

High Yield Bond Risk — High yield, or “junk,” bonds involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. High-yield bonds also may be less liquid than higher quality investments.

MetLife Multi-Sector Fixed Income Fund | Liquidity Risk

Liquidity Risk — Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

MetLife Multi-Sector Fixed Income Fund | Portfolio Turnover Risk

Portfolio Turnover Risk — The Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.

MetLife Multi-Sector Fixed Income Fund | Foreign Company Risk

Foreign Company Risk — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

MetLife Multi-Sector Fixed Income Fund | Emerging Markets Securities Risk

Emerging Markets Securities Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

MetLife Multi-Sector Fixed Income Fund | Derivatives Risk

Derivatives Risk — The Fund’s use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described elsewhere in this section. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swaps is also subject to credit risk and valuation risk. Credit risk is described elsewhere in this section. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

MetLife Multi-Sector Fixed Income Fund | Market Risk

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to value and sell at favorable times or prices. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. In addition, extraordinary events outside the control of the Fund, including acts of God (e.g., fire, flood, earthquake, storm, hurricane or other natural disaster), acts of war (e.g., war, invasion, acts of foreign enemies, hostilities, insurrection, or terrorist activities, whether war is declared or not) and global health events, such as epidemics, pandemics and disease, and their related social and economic impacts, may cause significant adverse market conditions and result in losses in value to the Fund’s investments. Such events may initially negatively affect a particular industry, sector, country or region and may spread quickly or unpredictably to negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Adverse market conditions may be prolonged and may adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

MetLife Multi-Sector Fixed Income Fund | Currency Risk

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

MetLife Multi-Sector Fixed Income Fund | Extension Risk
Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.
MetLife Multi-Sector Fixed Income Fund | Prepayment Risk

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected. Such sooner-than-expected principal payments may reduce the returns of the Fund because of loss of expected future interest payments on the principal amount paid back early and requires the Fund to invest the proceeds at generally lower interest rates.

MetLife Multi-Sector Fixed Income Fund | Bank Loans Risk

Bank Loans Risk — The Fund may invest in bank loans through participations or assignments. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. Investments in unsecured bank loans are subject to a greater risk of loss than investments in bank loans secured by collateral.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

MetLife Multi-Sector Fixed Income Fund | Issuer Risk

Issuer Risk — The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

MetLife Multi-Sector Fixed Income Fund | Privately Issued Securities Risk

Privately Issued Securities Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

MetLife Multi-Sector Fixed Income Fund | Unrated Securities Risk

Unrated Securities Risk — Debt securities that are not rated by Moody’s, S&P or Fitch may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price.

MetLife Multi-Sector Fixed Income Fund | Fixed Income Market Risk

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to regulatory and economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Events in the fixed income markets may lead to periods of volatility, liquidity issues and, in some cases, credit downgrades and increased likelihood of default.

MetLife Multi-Sector Fixed Income Fund | Hedging Risk

Hedging Risk — The Fund may use derivative instruments for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. There can be no assurance that any hedging strategy will be effective or that there will be a hedge in place at any given time.

MetLife Multi-Sector Fixed Income Fund | Call Risk

Call Risk — The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

MetLife Multi-Sector Fixed Income Fund | Sovereign Debt Risk

Sovereign Debt Risk — Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

MetLife Multi-Sector Fixed Income Fund | New Fund Risk

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

MetLife Multi-Sector Fixed Income Fund | Risk Lose Money [Member]
You could lose money by investing in the Fund.
MetLife Multi-Sector Fixed Income Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
PineBridge Dynamic Asset Allocation Fund
Investment Objective
The PineBridge Dynamic Asset Allocation Fund (the “Fund”) seeks total return.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Investor Servicing Shares and Institutional Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees, including to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PineBridge Dynamic Asset Allocation Fund		Institutional Shares	Investor Servicing Shares
Management Fees		0.75%	0.75%
Shareholder Servicing Fee		none	0.15%
Other Operating Expenses		0.39%	0.41%
Other Expenses		0.39%	0.56%
Acquired Fund Fees and Expenses (“AFFE”)	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.15%	1.32%
Less Fee Reductions and/or Expense Reimbursements	[3]	(0.39%)	(0.41%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	0.76%	0.91%
[1]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other investment companies, including mutual funds, money market funds and exchange-traded funds.
[2]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude AFFE.
[3]	PineBridge Investments LLC (the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, Shareholder Servicing Fees, AFFE, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.75% of the average daily net assets of the Fund’s Institutional Shares and Investor Servicing Shares until April 30, 2026. The Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2026.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PineBridge Dynamic Asset Allocation Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	78	327	595	1,363
Investor Servicing Shares	93	378	684	1,554

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 132% of the average value of its portfolio.

Principal Investment Strategies

The investment objective of the Fund is to seek to achieve total return primarily by managing allocations among a broad range of asset classes, and secondarily by generating alpha (i.e., excess returns) through individual investment selections, based on a combination of factors, including, but not limited to, the Adviser’s macroeconomic views, fundamental analyses and risk management considerations.

In seeking to manage its exposure to asset classes and individual investments, the Fund may take long and short positions directly, or indirectly through pooled investment vehicles (such as open-end funds, closed-end funds, exchange-traded funds (“ETFs”), unregistered funds (e.g., hedge funds), and real estate investment trusts (“REITs”), advised by the Adviser or its affiliates, or other investment advisers), in equity and debt securities, derivative instruments, cash and other money market instruments. The Fund will not purchase an investment if, as a result, more than 15% of the value of the Fund’s net assets would be invested in unregistered funds, except as specifically permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The equity securities in which the Fund principally invests may include common and preferred stocks, convertible securities, rights and warrants, and depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)). The Fund may invest in equity securities of companies of any market capitalization. The fixed income securities in which the Fund principally invests may include securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, foreign sovereign debt, corporate obligations, residential and commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations (including collateralized loan obligations and collateralized bond obligations), bank loans (through both assignments and participations) and bank obligations. The Fund may invest in fixed income securities of any maturity, duration or credit quality, including those that are rated below investment grade (“high yield” or “junk” bonds). The Fund may also enter into repurchase and reverse repurchase agreements, and engage in securities lending. The derivative instruments in which the Fund invests may be exchange-traded or over-the-counter (“OTC”), and include futures contracts, forward contracts, options and swaps, relating to securities, currencies, or other instruments, entered into for hedging or speculative purposes, or to manage cash flows. The Fund invests in U.S. and non-U.S. (including both developed and emerging market) companies, countries and currencies. The Fund may invest in A-Shares of companies based in the People’s Republic of China (“China”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China. The Fund may invest in the domestic bond market in China through China’s Bond Connect Program (“Bond Connect”), a program that provides foreign investors with access to China’s onshore bond market.

When the Adviser believes that market conditions are unfavorable for profitable investing, or is otherwise unable to locate attractive investment opportunities, it may increase the Fund’s investments in cash or money market instruments (such as short-term U.S. government, corporate, and bank obligations, and money market funds) to protect the Fund’s assets and maintain liquidity. The Fund may adjust its asset allocations at any time, and may buy and sell investments frequently, particularly during periods of increased market volatility.

Principal Risks
Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares’ performance from year to year and by showing how the Fund’s Institutional Shares’ and Investor Servicing Shares’ average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and additional indexes. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.pinebridge.com or by calling toll-free to 877-225-4164.

BEST QUARTER	WORST QUARTER
14.75%	(18.74)%
6/30/2020	3/31/2020

Average Annual Total Returns for Periods Ended December 31, 2024

This table compares the Fund’s average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and additional indexes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Shares only. After-tax returns for Investor Servicing Shares will vary.

Average Annual Total Returns - PineBridge Dynamic Asset Allocation Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Shares	5.67%	2.68%	4.29%	Mar. 02, 2016
Institutional Shares | After Taxes on Distributions	4.83%	1.96%	3.42%	Mar. 02, 2016
Institutional Shares | After Taxes on Distributions and Sales	3.57%	1.92%	3.13%	Mar. 02, 2016
Investor Servicing Shares	5.49%	2.57%	4.20%	Mar. 02, 2016
MSCI ACWI (reflects no deduction for fees, expenses or taxes)	17.49%	10.06%	11.33%	Mar. 02, 2016
Bloomberg Global Treasury Total Return Index (“Bloomberg Index”) (reflects no deduction for fees, expenses or taxes)	(3.58%)	(3.25%)	(0.74%)	Mar. 02, 2016
Blended 60/40 MSCI ACWI/Bloomberg Index (reflects no deduction for fees, expenses or taxes)	8.66%	4.79%	6.57%	Mar. 02, 2016
U.S. Consumer Price Index Less Food & Energy + 5% (reflects no deduction for fees, expenses or taxes)	8.39%	9.16%	8.25%	Mar. 02, 2016

PineBridge Dynamic Asset Allocation Fund | Interest Rate Risk

Interest Rate Risk – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall.

PineBridge Dynamic Asset Allocation Fund | Credit Risk

Credit Risk — The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

PineBridge Dynamic Asset Allocation Fund | Prepayment and Extension Risk

Prepayment and Extension Risk — When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

PineBridge Dynamic Asset Allocation Fund | Corporate Fixed Income Securities Risk

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

PineBridge Dynamic Asset Allocation Fund | Mortgage-Backed Securities Risk

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

PineBridge Dynamic Asset Allocation Fund | Asset-Backed Securities Risk

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

PineBridge Dynamic Asset Allocation Fund | High Yield Bond Risk

High Yield Bond Risk — High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

PineBridge Dynamic Asset Allocation Fund | U.S. Government Securities Risk

U.S. Government Securities Risk — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

PineBridge Dynamic Asset Allocation Fund | Equity Risk

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

PineBridge Dynamic Asset Allocation Fund | Portfolio Turnover Risk

Portfolio Turnover Risk — The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

PineBridge Dynamic Asset Allocation Fund | Foreign Company Risk

Foreign Company Risk — Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

PineBridge Dynamic Asset Allocation Fund | Emerging Markets Securities Risk

Emerging Markets Securities Risk — The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

PineBridge Dynamic Asset Allocation Fund | Foreign Currency Risk

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

PineBridge Dynamic Asset Allocation Fund | Short Sales Risk

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share price. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

PineBridge Dynamic Asset Allocation Fund | Derivatives Risk

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market risk is described elsewhere in this section. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the Fund, and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that a security may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

PineBridge Dynamic Asset Allocation Fund | Small- and Mid-Capitalization Company Risk

Small- and Mid-Capitalization Company Risk — Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PineBridge Dynamic Asset Allocation Fund | Market Risk

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

PineBridge Dynamic Asset Allocation Fund | Foreign Sovereign Debt Securities Risk

Foreign Sovereign Debt Securities Risk — The Fund’s investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

PineBridge Dynamic Asset Allocation Fund | REITs Risk

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

PineBridge Dynamic Asset Allocation Fund | Bank Loans Risk

Bank Loans Risk — Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

PineBridge Dynamic Asset Allocation Fund | Stock Connect Investing Risk

Stock Connect Investing Risk — Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock

Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

PineBridge Dynamic Asset Allocation Fund | Fixed Income Market Risk

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

PineBridge Dynamic Asset Allocation Fund | Asset Allocation Risk

Asset Allocation Risk — The Fund is subject to asset allocation risk, which is the risk that the Adviser’s allocation of the Fund’s assets among various asset classes will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

PineBridge Dynamic Asset Allocation Fund | Bond Connect Investing Risk

Bond Connect Investing Risk — Trading through Bond Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. Investments made through Bond Connect are subject to order, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Fund. Furthermore, securities purchased via Bond Connect will be held via a book entry omnibus account in the name of the Hong Kong Monetary Authority Central Money Markets Unit (“CMU”) maintained with a China-based custodian (either the China Central Depository & Clearing Co. (“CDCC”) or the Shanghai Clearing House (“SCH”)). The Fund’s ownership interest in Bond Connect securities will not be reflected directly in book entry with CDCC or SCH and will instead only be reflected on the books of its Hong Kong sub-custodian. Therefore, the Fund’s ability to enforce rights as a bondholder may depend on CMU’s ability or willingness as record-holder of Bond Connect securities to enforce the Fund’s rights as a bondholder. Additionally, the omnibus manner in which the securities are held could expose the Fund to the risk of its Hong Kong sub-custodian. While the ultimate investors hold a beneficial interest in Bond Connect securities, the mechanisms that beneficial owners may use to enforce their rights are untested. In addition, courts in China have limited experience in applying the concept of beneficial ownership. Moreover, securities purchased through Bond Connect generally may not be sold, purchased or otherwise transferred other than through Bond Connect in accordance with applicable rules.

PineBridge Dynamic Asset Allocation Fund | Risks of Investing in Other Investment Companies

Risks of Investing in Other Investment Companies — To the extent the Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

PineBridge Dynamic Asset Allocation Fund | Convertible Securities Risk

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

PineBridge Dynamic Asset Allocation Fund | Rights and Warrants Risk

Rights and Warrants Risk — Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

PineBridge Dynamic Asset Allocation Fund | Preferred Stocks Risk

Preferred Stocks Risk — Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

PineBridge Dynamic Asset Allocation Fund | Collateralized Debt Obligations Risk

Collateralized Debt Obligations Risk — The risks of an investment in a collateralized debt obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized debt obligations are generally subject to credit, interest rate, prepayment and extension, valuation and liquidity risks, which are described elsewhere in this section. These securities also are subject to risk of default on the underlying assets, particularly during periods of economic downturn.

Collateralized Loan Obligation Risk. The risks of an investment in a collateralized loan obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized loan obligations are generally subject to credit, interest rate, prepayment and extension, valuation and liquidity risks, which are described elsewhere in this section. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

Collateralized loan obligations carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest of other payments, (ii) the collateral may decline in value or default, (iii) the Fund may invest in obligations that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

Collateralized Bond Obligation Risk. The pool of high yield securities underlying collateralized bond obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

PineBridge Dynamic Asset Allocation Fund | Bank Obligations Risk

Bank Obligations Risk — The Fund’s investments in bank obligations are subject to risks generally applicable to debt securities, as well as to the risk of negative events affecting the banking industry. Obligations of foreign banks and foreign branches of U.S. banks are subject to additional risks, including negative political and economic developments in the country in which the bank or branch is located and actions by a foreign government that might adversely affect the payment of principal and interest on such obligations, such as the seizure or nationalization of foreign deposits. Additionally, U.S. and state banking laws and regulations may not apply to foreign branches of U.S. banks, and generally do not apply to foreign banks.

PineBridge Dynamic Asset Allocation Fund | Active Trading Risk
Active Trading Risk — The Fund may actively trade which may result in higher transaction costs to the Fund. Active trading tends to be more pronounced during periods of increased market volatility.
PineBridge Dynamic Asset Allocation Fund | Affiliated Fund Risk

Affiliated Fund Risk — Due to its own financial interest or other business considerations, the Adviser may have an incentive to invest a portion of the Fund’s assets in pooled investment vehicles sponsored or managed by the Adviser or its affiliates in lieu of investments directly in portfolio securities, or in lieu of investments in pooled investment vehicles sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in pooled investment vehicles sponsored or managed by the Adviser or its affiliates.

PineBridge Dynamic Asset Allocation Fund | Unregistered Funds Risk

Unregistered Funds Risk — Investments in unregistered funds are subject to additional risks beyond those associated with investments in registered investment companies, because investments in unregistered funds do not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies. In addition, investments in unregistered funds are often illiquid and difficult to value, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly, in particular because they may have restrictions that allow redemptions only at specific infrequent dates with considerable notice periods and apply lock-ups and/or redemption fees.

PineBridge Dynamic Asset Allocation Fund | Repurchase Agreements Risk

Repurchase Agreements Risk — Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

PineBridge Dynamic Asset Allocation Fund | Reverse Repurchase Agreements Risk

Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon time and price. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

PineBridge Dynamic Asset Allocation Fund | Securities Lending Risk

Securities Lending Risk — Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

PineBridge Dynamic Asset Allocation Fund | Money Market Instruments Risk

Money Market Instruments Risk — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value (“NAV”) while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

PineBridge Dynamic Asset Allocation Fund | Risk Lose Money [Member]
You could lose money by investing in the Fund.
PineBridge Dynamic Asset Allocation Fund | Risk Not Insured Depository Institution [Member]
A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.